American Century Investments®
Quarterly Portfolio Holdings
Avantis® Responsible Emerging Markets Equity ETF (AVSE)
November 30, 2024

Avantis Responsible Emerging Markets Equity ETF - Schedule of Investments
NOVEMBER 30, 2024 (UNAUDITED)

	Shares	Value ($)
COMMON STOCKS — 101.0%
Brazil — 4.0%
Allos SA	13,304	42,852
Alpargatas SA, Preference Shares(1)	8,100	8,481
Ambev SA, ADR	28,821	61,101
Americanas SA(1)	92	124
Anima Holding SA	500	172
Armac Locacao Logistica E Servicos SA	100	109
Atacadao SA(1)	5,800	6,208
Auren Energia SA	10,900	17,699
Azzas 2154 SA	328	1,968
B3 SA - Brasil Bolsa Balcao	24,600	37,574
Banco ABC Brasil SA, Preference Shares	5,226	17,510
Banco BMG SA, Preference Shares	11,600	7,692
Banco Bradesco SA	16,070	29,593
Banco Bradesco SA, ADR	57,237	121,915
Banco BTG Pactual SA	11,200	55,881
Banco do Brasil SA	30,200	123,424
Banco do Estado do Rio Grande do Sul SA, Class B Preference Shares	9,600	17,200
Banco Pan SA, Preference Shares	6,100	7,229
Banco Santander Brasil SA, ADR	3,160	13,146
BB Seguridade Participacoes SA	11,500	63,991
Bemobi Mobile Tech SA	2,600	6,136
Blau Farmaceutica SA	500	1,089
C&A Modas SA(1)	9,500	16,689
Caixa Seguridade Participacoes SA	3,800	9,038
CCR SA	17,900	32,457
Centrais Eletricas Brasileiras SA, ADR(2)	10,087	57,597
Centrais Eletricas Brasileiras SA, Class B Preference Shares	1,000	6,419
Cia Brasileira de Aluminio(1)	4,600	4,771
Cia de Saneamento Basico do Estado de Sao Paulo SABESP, ADR(2)	5,443	83,060
Cia de Saneamento de Minas Gerais Copasa MG	7,200	30,072
Cia De Sanena Do Parana	7,900	38,339
Cia De Sanena Do Parana, Preference Shares	62,200	60,579
Cia Energetica de Minas Gerais, ADR	50,130	97,754
Cia Paranaense de Energia - Copel	3,600	5,199
Cia Paranaense de Energia - Copel, ADR(2)	1,407	8,042
Cia Paranaense de Energia - Copel, Preference Shares	33,700	54,386
Cia Paranaense de Energia - Copel, Preference Shares, ADR	5,629	36,420
Clear Sale SA(1)	1,100	1,786
Construtora Tenda SA(1)	5,200	12,108
CPFL Energia SA	4,800	26,119
Cruzeiro do Sul Educacional SA	200	104
Cury Construtora e Incorporadora SA	7,900	26,719
Cyrela Brazil Realty SA Empreendimentos e Participacoes	11,300	34,331
Desktop SA	100	197
Dexco SA	18,690	22,179
Dexxos Participacoes SA	100	137
Dimed SA Distribuidora da Medicamentos	800	1,234
Direcional Engenharia SA	5,000	23,891
EcoRodovias Infraestrutura e Logistica SA	14,200	12,980

Empreendimentos Pague Menos SA	3,200	1,739
Energisa SA	6,100	40,300
Equatorial Energia SA	15,896	80,130
Even Construtora e Incorporadora SA	3,600	3,357
Ez Tec Empreendimentos e Participacoes SA	4,000	8,350
Fras-Le SA	4,500	15,078
GPS Participacoes e Empreendimentos SA	2,400	6,366
Grendene SA	6,300	5,403
Grupo Casas Bahia SA(1)	2,596	1,583
Grupo Mateus SA	5,600	6,450
Grupo SBF SA	7,300	14,632
Guararapes Confeccoes SA	2,400	2,736
Hapvida Participacoes e Investimentos SA(1)	13,500	5,923
Hidrovias do Brasil SA(1)	19,300	9,559
Hospital Mater Dei SA	100	67
Hypera SA	2,200	7,075
Iguatemi SA	11,800	36,988
Iochpe Maxion SA	8,100	15,185
Irani Papel e Embalagem SA	1,800	2,121
Isa Energia Brasil SA, Preference Shares	6,400	25,380
Itau Unibanco Holding SA, ADR	46,440	248,918
JHSF Participacoes SA	28,800	20,247
Klabin SA	24,420	88,316
Lavvi Empreendimentos Imobiliarios SA	3,700	4,901
Light SA(1)	10,400	7,433
Localiza Rent a Car SA	8,796	54,938
LOG Commercial Properties e Participacoes SA	1,100	3,666
Log-in Logistica Intermodal SA(1)	1,000	3,226
Lojas Quero-Quero SA	1,900	802
Lojas Renner SA	41,700	102,781
M Dias Branco SA	700	2,535
Magazine Luiza SA(1)	7,730	11,357
Mahle Metal Leve SA	3,300	14,803
Marcopolo SA	3,960	4,133
Marcopolo SA, Preference Shares	14,760	20,582
Marisa Lojas SA(1)	8,286	1,308
Meliuz SA(1)	730	381
Mills Locacao Servicos e Logistica SA	5,600	8,665
Moura Dubeux Engenharia SA	8,200	16,777
Movida Participacoes SA(1)	8,700	7,374
MRV Engenharia e Participacoes SA(1)	21,600	18,560
Multilaser Industrial SA(1)	4,500	905
Multiplan Empreendimentos Imobiliarios SA	2,700	10,581
Natura & Co. Holding SA	5,800	13,052
Oceanpact Servicos Maritimos SA(1)	200	182
Odontoprev SA	3,120	5,611
Orizon Valorizacao de Residuos SA(1)	100	690
Pagseguro Digital Ltd., Class A(1)	3,406	25,000
Pet Center Comercio e Participacoes SA	22,700	16,185
Plano & Plano Desenvolvimento Imobiliario SA	1,500	3,084
Portobello SA(1)	2,400	1,611
Positivo Tecnologia SA	2,300	1,938
Raia Drogasil SA	8,528	33,861
Raizen SA, Preference Shares	32,200	14,021
Randon SA Implementos e Participacoes, Preference Shares	10,800	18,345

Rede D'Or Sao Luiz SA	4,455	19,762
Romi SA	1,282	1,935
Rumo SA	10,000	31,944
Santos Brasil Participacoes SA	9,200	19,465
Sao Martinho SA	4,400	18,129
Sendas Distribuidora SA, ADR(1)(2)	4,660	24,512
Ser Educacional SA(1)	1,100	1,106
Serena Energia SA(1)	10,300	10,494
Simpar SA(1)	4,300	3,237
SLC Agricola SA	9,200	26,453
Smartfit Escola de Ginastica e Danca SA	4,700	14,045
StoneCo Ltd., A Shares(1)	9,521	90,259
Suzano SA, ADR(2)	11,219	116,117
SYN prop e tech SA	500	660
Tegma Gestao Logistica SA	600	2,992
Telefonica Brasil SA, ADR	5,023	41,239
TIM SA, ADR	5,828	75,181
TOTVS SA	2,100	9,525
Transmissora Alianca de Energia Eletrica SA	3,500	19,580
Trisul SA	3,200	2,739
Tupy SA	5,100	17,461
Unifique Telecomunicacoes SA	200	123
Valid Solucoes e Servicos de Seguranca em Meios de Pagamento e Identificacao SA	4,000	16,022
Vamos Locacao de Caminhoes Maquinas e Equipamentos SA	13,000	12,229
Vivara Participacoes SA	900	3,378
Vulcabras SA	1,700	4,560
WEG SA	13,700	122,432
Wilson Sons SA	7,800	20,314
Wiz Co.	900	869
XP, Inc., Class A	2,550	34,527
YDUQS Participacoes SA	6,100	9,003
Zamp SA(1)	5,219	2,515
		3,191,699
Chile — 0.5%
Aguas Andinas SA, A Shares	34,996	10,599
Banco de Chile	598,110	68,227
Banco de Credito e Inversiones SA	1,021	28,976
Banco Santander Chile, ADR	1,790	33,956
CAP SA(1)	2,647	14,321
Cencosud SA	4,978	10,478
Cencosud Shopping SA	5,065	7,953
Cia Cervecerias Unidas SA, ADR	1,627	18,645
Embotelladora Andina SA, Class B Preference Shares	11,635	34,139
Empresa Nacional de Telecomunicaciones SA	7,815	23,587
Empresas CMPC SA	22,959	35,858
Enel Americas SA	187,667	17,230
Falabella SA(1)	14,679	50,286
Parque Arauco SA	20,306	32,498
Ripley Corp. SA(1)	17,466	4,806
SMU SA	53,367	8,601
Sociedad Quimica y Minera de Chile SA, ADR	715	27,499
		427,659
China — 24.0%
361 Degrees International Ltd.	38,000	19,527
3SBio, Inc.(1)	48,000	35,341

AAC Technologies Holdings, Inc.	14,000	63,281
Agile Group Holdings Ltd.(1)	144,000	14,938
Agora, Inc., ADR(1)(2)	720	3,715
Agricultural Bank of China Ltd., H Shares	314,000	157,297
AK Medical Holdings Ltd.(2)	2,000	1,384
Alibaba Group Holding Ltd., ADR	16,047	1,402,026
Alibaba Health Information Technology Ltd.(1)(2)	20,000	9,486
A-Living Smart City Services Co. Ltd.(2)	21,500	8,229
ANE Cayman, Inc.(1)	7,500	7,868
Anhui Expressway Co. Ltd., H Shares	28,000	32,737
ANTA Sports Products Ltd.(2)	30,000	299,640
Ascletis Pharma, Inc.(1)	1,000	199
AsiaInfo Technologies Ltd.	5,600	4,286
Autohome, Inc., ADR	1,792	49,298
BAIC Motor Corp. Ltd., H Shares	98,000	28,350
Baidu, Inc., ADR(1)(2)	483	41,079
Bairong, Inc.(1)(2)	4,500	5,470
Bank of China Ltd., H Shares	826,000	385,136
Bank of Chongqing Co. Ltd., H Shares	38,500	28,459
Bank of Communications Co. Ltd., H Shares	136,000	98,520
BeiGene Ltd.(1)	2,500	41,740
BeiGene Ltd., ADR(1)	145	31,175
Beijing Capital International Airport Co. Ltd., H Shares(1)	20,000	6,915
Beijing Chunlizhengda Medical Instruments Co. Ltd., H Shares	250	271
Beijing Tong Ren Tang Chinese Medicine Co. Ltd.(2)	8,000	8,493
Bilibili, Inc., ADR(1)	39	748
BOC Aviation Ltd.	8,800	68,159
BOE Varitronix Ltd.(2)	10,000	7,158
Bosideng International Holdings Ltd.(2)	214,000	111,742
Brilliance China Automotive Holdings Ltd.	188,000	69,652
BYD Co. Ltd., H Shares	22,000	725,670
BYD Electronic International Co. Ltd.	22,000	98,417
C&D International Investment Group Ltd.(2)	43,941	72,828
Cango, Inc., ADR(1)	583	2,414
Cathay Group Holdings, Inc.	1,000	156
Central China New Life Ltd.(1)	13,000	2,011
CGN Mining Co. Ltd.(2)	75,000	17,009
Cheerwin Group Ltd.	500	122
China Automotive Systems, Inc.	856	3,818
China Bohai Bank Co. Ltd., H Shares(1)	8,500	963
China Chunlai Education Group Co. Ltd.	22,000	12,202
China Cinda Asset Management Co. Ltd., H Shares	420,000	68,364
China CITIC Bank Corp. Ltd., H Shares	156,000	99,675
China Communications Services Corp. Ltd., H Shares	132,000	69,565
China Conch Environment Protection Holdings Ltd.	4,500	414
China Conch Venture Holdings Ltd.	50,500	43,323
China Construction Bank Corp., H Shares	1,435,000	1,084,945
China Datang Corp. Renewable Power Co. Ltd., H Shares	181,000	46,655
China Dongxiang Group Co. Ltd.(1)	16,000	751
China East Education Holdings Ltd.(2)	28,500	10,598
China Education Group Holdings Ltd.	63,226	28,393
China Everbright Bank Co. Ltd., H Shares	85,000	29,549
China Everbright Ltd.	24,000	16,116
China Foods Ltd.	2,000	629
China Galaxy Securities Co. Ltd., H Shares	63,000	57,257

China Glass Holdings Ltd.(1)	2,000	123
China High Speed Transmission Equipment Group Co. Ltd.(1)(2)	10,000	1,045
China International Capital Corp. Ltd., H Shares	12,800	22,410
China Kepei Education Group Ltd.(1)	18,000	3,203
China Lesso Group Holdings Ltd.	60,000	27,192
China Life Insurance Co. Ltd., Class H	39,555	75,535
China Literature Ltd.(1)	3,600	13,186
China Medical System Holdings Ltd.	68,000	68,737
China Merchants Bank Co. Ltd., H Shares	67,000	307,102
China Merchants Port Holdings Co. Ltd.	46,000	72,950
China Minsheng Banking Corp. Ltd., H Shares	184,500	71,996
China New Higher Education Group Ltd.	48,000	5,634
China Pacific Insurance Group Co. Ltd., H Shares	31,800	100,676
China Rare Earth Holdings Ltd.(1)	2,000	110
China Resources Beer Holdings Co. Ltd.	16,000	54,329
China Resources Land Ltd.	94,000	281,002
China Resources Medical Holdings Co. Ltd.	46,000	22,900
China Resources Mixc Lifestyle Services Ltd.	12,200	46,264
China Sanjiang Fine Chemicals Co. Ltd.(1)	2,000	439
China Shineway Pharmaceutical Group Ltd.	11,000	13,784
China South City Holdings Ltd.(1)(2)	118,000	3,144
China Starch Holdings Ltd.	35,000	769
China Sunshine Paper Holdings Co. Ltd.(1)	2,000	438
China Taiping Insurance Holdings Co. Ltd.	72,400	114,891
China Tower Corp. Ltd., H Shares	1,234,000	162,376
China Travel International Investment Hong Kong Ltd.	52,000	6,510
China Vanke Co. Ltd., H Shares(1)(2)	19,200	15,971
China Water Affairs Group Ltd.	18,000	10,071
China Yongda Automobiles Services Holdings Ltd.	79,000	19,591
Chow Tai Fook Jewellery Group Ltd.	56,800	52,409
CITIC Securities Co. Ltd., H Shares	15,500	44,207
CMGE Technology Group Ltd.(1)(2)	14,000	1,427
CMOC Group Ltd., H Shares	36,000	26,976
Concord New Energy Group Ltd.	580,000	38,877
COSCO SHIPPING Holdings Co. Ltd., Class H	13,500	18,949
COSCO SHIPPING International Hong Kong Co. Ltd.	16,000	8,303
COSCO SHIPPING Ports Ltd.	80,952	47,124
Country Garden Services Holdings Co. Ltd.	35,000	25,501
CPMC Holdings Ltd.(1)	30,000	26,506
CSPC Pharmaceutical Group Ltd.	264,000	172,750
Digital China Holdings Ltd.(2)	21,000	10,195
Dongfeng Motor Group Co. Ltd., Class H	94,000	42,432
East Buy Holding Ltd.(1)(2)	6,000	11,430
Edvantage Group Holdings Ltd.	20,725	5,241
Excellence Commercial Property & Facilities Management Group Ltd.	13,000	2,138
FIH Mobile Ltd.(1)(2)	33,000	3,954
First Tractor Co. Ltd., H Shares(2)	14,000	13,051
Fu Shou Yuan International Group Ltd.	76,000	37,922
Fuyao Glass Industry Group Co. Ltd., H Shares	6,400	43,075
Ganfeng Lithium Group Co. Ltd., H Shares	4,280	13,907
GCL Technology Holdings Ltd.(1)(2)	545,000	102,188
Geely Automobile Holdings Ltd.	272,000	489,762
Gemdale Properties & Investment Corp. Ltd.(2)	136,000	5,191
Genertec Universal Medical Group Co. Ltd.	25,000	15,078
GF Securities Co. Ltd., H Shares	34,000	47,053

Goldpac Group Ltd.	1,000	126
Goldwind Science & Technology Co. Ltd., H Shares	6,400	6,097
Grand Pharmaceutical Group Ltd.	39,500	23,076
Great Wall Motor Co. Ltd., H Shares	86,000	139,295
Greentown China Holdings Ltd.(2)	69,500	85,619
Greentown Management Holdings Co. Ltd.(2)	27,000	10,464
Guangdong Investment Ltd.	54,000	33,953
Guangzhou Automobile Group Co. Ltd., H Shares	24,000	9,226
Guangzhou R&F Properties Co. Ltd., H Shares(1)(2)	46,400	9,945
H World Group Ltd., ADR	5,726	184,205
Haichang Ocean Park Holdings Ltd.(1)(2)	199,000	10,504
Haidilao International Holding Ltd.	38,000	76,566
Haier Smart Home Co. Ltd., H Shares	23,200	78,031
Hainan Meilan International Airport Co. Ltd., H Shares(1)	3,000	3,343
Haitian International Holdings Ltd.	13,000	33,167
Haitong Securities Co. Ltd., H Shares	56,800	50,736
Hangzhou Tigermed Consulting Co. Ltd., H Shares	500	2,178
Hansoh Pharmaceutical Group Co. Ltd.	10,000	24,920
Harbin Electric Co. Ltd., H Shares	28,000	9,175
Hello Group, Inc., ADR	4,803	32,324
Hengan International Group Co. Ltd.	31,000	89,045
Hisense Home Appliances Group Co. Ltd., H Shares	4,000	11,343
Hua Hong Semiconductor Ltd.(2)	14,000	37,188
Huatai Securities Co. Ltd., H Shares	30,400	52,580
Huazhong In-Vehicle Holdings Co. Ltd.(2)	4,000	118
Industrial & Commercial Bank of China Ltd., H Shares	690,000	406,825
Inkeverse Group Ltd.	49,000	12,348
iQIYI, Inc., ADR(1)(2)	24,101	52,058
JD Health International, Inc.(1)	26,500	97,751
JD Logistics, Inc.(1)	88,100	158,991
Jiangsu Expressway Co. Ltd., H Shares	20,000	20,323
Jinchuan Group International Resources Co. Ltd.	193,000	13,264
Jinxin Fertility Group Ltd.(2)	73,000	28,189
Jiumaojiu International Holdings Ltd.(2)	13,000	5,615
JNBY Design Ltd.	15,500	29,272
JOYY, Inc., ADR(1)	1,084	42,113
Kangji Medical Holdings Ltd.(2)	22,500	17,292
Kanzhun Ltd., ADR	795	10,733
KE Holdings, Inc., ADR	6,717	126,615
Kingboard Holdings Ltd.	9,500	22,902
Kingboard Laminates Holdings Ltd.	15,500	14,810
Kingdee International Software Group Co. Ltd.(1)	1,000	1,135
Kingsoft Corp. Ltd.	16,400	66,706
Kuaishou Technology(1)(2)	48,200	302,195
KWG Living Group Holdings Ltd.(1)(2)	32,000	1,420
Lenovo Group Ltd.	40,000	47,333
Leoch International Technology Ltd.	25,000	4,922
LexinFintech Holdings Ltd., ADR	6,446	32,681
Li Auto, Inc., ADR(1)	10,461	247,717
Li Ning Co. Ltd.	10,500	21,812
Lingbao Gold Group Co. Ltd., Class H	24,000	9,222
Linklogis, Inc., Class B(2)	20,500	4,450
Logan Group Co. Ltd.(1)	2,000	277
Longfor Group Holdings Ltd.(2)	75,558	107,332
Lonking Holdings Ltd.	21,000	3,845

Lufax Holding Ltd., ADR	1,400	3,430
Luye Pharma Group Ltd.(1)	43,500	14,141
LVGEM China Real Estate Investment Co. Ltd.(1)(2)	30,000	2,210
Meitu, Inc.(1)(2)	31,500	11,811
Meituan, Class B(1)	27,950	589,557
Midea Group Co. Ltd.(1)	2,300	20,502
Midea Real Estate Holding Ltd.(1)	16,400	6,202
MINISO Group Holding Ltd., ADR(2)	2,855	57,129
Minth Group Ltd.(1)	40,000	68,788
Mobvista, Inc.(1)	3,000	3,096
NetDragon Websoft Holdings Ltd.	13,000	16,899
NetEase, Inc., ADR	5,316	465,044
New China Life Insurance Co. Ltd., H Shares	38,400	118,023
Nexteer Automotive Group Ltd.	66,000	24,500
NIO, Inc., ADR(1)	4,120	18,458
Niu Technologies, ADR(1)(2)	23	43
Noah Holdings Ltd., ADR	1,772	23,249
Nongfu Spring Co. Ltd., H Shares	16,400	70,347
Orient Overseas International Ltd.	2,500	32,055
PDD Holdings, Inc., ADR(1)	5,107	493,132
People's Insurance Co. Group of China Ltd., H Shares	138,000	66,055
Perennial Energy Holdings Ltd.	15,000	2,028
Pharmaron Beijing Co. Ltd., H Shares	375	649
PICC Property & Casualty Co. Ltd., H Shares	76,000	115,391
Ping An Healthcare & Technology Co. Ltd.(1)	1,600	3,071
Ping An Insurance Group Co. of China Ltd., H Shares	87,500	508,881
Poly Property Group Co. Ltd.(2)	61,000	12,692
Pop Mart International Group Ltd.	4,800	55,720
Postal Savings Bank of China Co. Ltd., H Shares	160,000	91,124
Q Technology Group Co. Ltd.(1)	16,000	12,330
Qifu Technology, Inc., ADR	2,348	89,482
Radiance Holdings Group Co. Ltd.(1)(2)	27,000	10,832
Sany Heavy Equipment International Holdings Co. Ltd.(2)	62,000	39,209
Seazen Group Ltd.(1)(2)	168,000	43,328
Shandong Weigao Group Medical Polymer Co. Ltd., H Shares	27,600	15,971
Shanghai Chicmax Cosmetic Co. Ltd.	2,300	9,283
Shanghai Conant Optical Co. Ltd., Class H(2)	1,500	2,777
Shanghai Fosun Pharmaceutical Group Co. Ltd., H Shares	500	923
Shanghai Pharmaceuticals Holding Co. Ltd., H Shares	8,700	14,558
Shenzhen Expressway Corp. Ltd., H Shares	12,000	10,820
Shenzhen International Holdings Ltd.	91,732	75,607
Shenzhen Investment Ltd.	76,000	8,608
Shenzhou International Group Holdings Ltd.	12,400	95,997
Shimao Services Holdings Ltd.(1)	26,000	3,001
Shoucheng Holdings Ltd.	62,000	7,685
Shui On Land Ltd.	139,500	12,413
Sihuan Pharmaceutical Holdings Group Ltd.	76,000	6,766
Sino Biopharmaceutical Ltd.	330,000	139,034
Sino-Ocean Group Holding Ltd.(1)	305,500	11,724
Sinopharm Group Co. Ltd., H Shares	35,600	93,318
Sinotruk Hong Kong Ltd.	21,500	59,702
Skyworth Group Ltd.	53,013	20,522
SOHO China Ltd.(1)	57,000	5,375
Sohu.com Ltd., ADR(1)	1,626	21,154
Sun King Technology Group Ltd.(1)	2,000	297

Sunac Services Holdings Ltd.(2)	17,000	3,929
Sunny Optical Technology Group Co. Ltd.	11,300	92,302
SY Holdings Group Ltd.(2)	3,000	2,798
TAL Education Group, ADR(1)	319	3,168
TCL Electronics Holdings Ltd.(1)	42,000	27,902
Tencent Holdings Ltd.	46,700	2,411,740
Tencent Music Entertainment Group, ADR	6,118	69,806
Tianli International Holdings Ltd.	100,000	55,580
Tianneng Power International Ltd.(2)	38,000	32,073
Tong Ren Tang Technologies Co. Ltd., H Shares	16,000	10,427
Tongcheng Travel Holdings Ltd.	32,000	78,671
Topsports International Holdings Ltd.	93,000	29,328
TravelSky Technology Ltd., H Shares	17,000	23,006
Trip.com Group Ltd., ADR(1)	3,468	224,206
Tsaker New Energy Tech Co. Ltd.	4,000	437
Tsingtao Brewery Co. Ltd., H Shares	12,000	75,302
Tuya, Inc., ADR	1,048	1,813
Uni-President China Holdings Ltd.	66,000	58,437
Up Fintech Holding Ltd., ADR(1)	126	730
Vipshop Holdings Ltd., ADR	13,844	191,186
Viva Biotech Holdings(1)	89,000	10,359
Vnet Group, Inc., ADR(1)	3,734	14,488
Wasion Holdings Ltd.	32,000	28,032
Weibo Corp., ADR	2,413	23,165
Weichai Power Co. Ltd., H Shares	29,000	40,213
Wuling Motors Holdings Ltd.	10,000	562
WuXi AppTec Co. Ltd., H Shares	1,200	7,308
Wuxi Biologics Cayman, Inc.(1)	14,500	27,964
Xiabuxiabu Catering Management China Holdings Co. Ltd.	25,000	2,753
Xinhua Winshare Publishing & Media Co. Ltd., H Shares	11,000	13,758
Xinyi Energy Holdings Ltd.(2)	156,000	16,099
XJ International Holdings Co. Ltd.(1)(2)	200,000	3,715
XPeng, Inc., Class A, ADR(1)	680	8,194
Xtep International Holdings Ltd.	55,500	37,723
Yadea Group Holdings Ltd.	60,000	95,391
Yeahka Ltd.(1)(2)	2,800	3,612
YiChang HEC ChangJiang Pharmaceutical Co. Ltd., H Shares(1)(2)	200	234
Yidu Tech, Inc.(1)	11,600	8,172
Yihai International Holding Ltd.(2)	15,000	26,322
Yixin Group Ltd.	52,000	4,500
Youdao, Inc., ADR(1)	26	175
Yuexiu Property Co. Ltd.	32,000	23,434
Yuexiu Services Group Ltd.	15,000	6,128
Yuexiu Transport Infrastructure Ltd.	72,000	34,943
Yum China Holdings, Inc.	7,053	328,317
Zengame Technology Holding Ltd.	28,000	10,486
Zhejiang Expressway Co. Ltd., H Shares	35,880	23,663
ZhongAn Online P&C Insurance Co. Ltd., H Shares(1)	3,700	6,026
Zhongsheng Group Holdings Ltd.	11,500	22,814
Zhuguang Holdings Group Co. Ltd.(1)(2)	2,000	27
Zonqing Environmental Ltd.(2)	12,000	10,252
Zoomlion Heavy Industry Science & Technology Co. Ltd., Class H	7,400	4,975
ZTO Express Cayman, Inc., ADR	7,875	149,625
		19,376,772

Colombia — 0.1%
Bancolombia SA	1,623	14,124
Bancolombia SA, ADR	913	29,855
Cementos Argos SA	10,792	23,419
Interconexion Electrica SA ESP	6,498	24,625
		92,023
Czech Republic — 0.1%
Komercni Banka AS	1,924	65,639
Moneta Money Bank AS	8,414	43,342
		108,981
Egypt — 0.1%
Commercial International Bank - Egypt (CIB), GDR	63,880	97,626
Greece — 0.6%
Aegean Airlines SA	2,230	22,370
Alpha Services & Holdings SA	40,660	63,238
Eurobank Ergasias Services & Holdings SA, Class A	27,092	57,452
GEK TERNA SA(1)	2,412	47,522
Hellenic Telecommunications Organization SA	1,511	23,878
Intrakat Technical & Energy Projects SA(1)	1,830	9,366
Jumbo SA	877	22,905
LAMDA Development SA(1)	4,314	32,784
National Bank of Greece SA	10,010	70,665
Piraeus Financial Holdings SA	22,800	83,838
Terna Energy SA	566	11,899
		445,917
Hong Kong — 0.1%
China General Education Group Ltd.(1)	1,000	166
China Renaissance Holdings Ltd.(1)	6,600	2,460
Country Garden Holdings Co. Ltd.(1)(2)	185,000	27,750
Dynagreen Environmental Protection Group Co. Ltd., H Shares	1,000	415
EVA Precision Industrial Holdings Ltd.	10,000	864
Jiayuan International Group Ltd.(1)	18,000	23
Midea Construction(1)	16,400	9,127
New Horizon Health Ltd.(1)(2)	7,500	6,816
Redco Properties Group Ltd.(1)	10,000	353
Untrade.China Dili(1)	6,000	8
Venus MedTech Hangzhou, Inc., H Shares(1)	500	1
		47,983
Hungary — 0.3%
Magyar Telekom Telecommunications PLC	14,753	46,836
OTP Bank Nyrt	3,021	163,750
Richter Gedeon Nyrt	1,703	45,299
		255,885
India — 23.0%
360 ONE WAM Ltd.	2,192	29,018
3M India Ltd.	18	6,885
Aarti Industries Ltd.	5,080	27,027
Aarti Pharmalabs Ltd.	98	738
ABB India Ltd.	225	19,810
Accelya Solutions India Ltd.	256	4,735
Action Construction Equipment Ltd.	800	12,424
Adani Green Energy Ltd.(1)	1,382	21,722
Aditya Birla Capital Ltd.(1)	14,767	34,040
Aditya Birla Fashion & Retail Ltd.(1)	168	626
Advanced Enzyme Technologies Ltd.	510	2,288

Affle India Ltd.(1)	8	154
AIA Engineering Ltd.	190	7,873
Ajanta Pharma Ltd.	1,741	62,449
Allcargo Logistics Ltd.	12,708	8,094
Allcargo Terminals Ltd.(1)	3,177	1,490
Alok Industries Ltd.(1)	2,218	560
Amara Raja Energy & Mobility Ltd.	5,404	82,164
Amber Enterprises India Ltd.(1)	815	58,643
Ambika Cotton Mills Ltd.	30	536
Anant Raj Ltd.	6,206	49,653
Andhra Paper Ltd.	1,875	2,189
Andhra Sugars Ltd.	371	440
Apcotex Industries Ltd.	9	40
Apex Frozen Foods Ltd.	40	112
APL Apollo Tubes Ltd.	2,791	50,222
Apollo Hospitals Enterprise Ltd.	1,143	92,501
Apollo Pipes Ltd.	31	182
Apollo Tyres Ltd.	14,888	90,115
Aptech Ltd.	2,258	4,750
Arman Financial Services Ltd.(1)	876	13,764
Arvind Fashions Ltd.	1,070	7,230
Arvind Ltd.	10,055	45,129
Asahi India Glass Ltd.	3,511	28,497
Ashapura Minechem Ltd.(1)	143	602
Ashok Leyland Ltd.	23,107	63,621
Asian Granito India Ltd.(1)	544	448
Asian Paints Ltd.	2,155	63,308
Associated Alcohols & Breweries Ltd.	285	3,235
Aster DM Healthcare Ltd.	3,077	18,244
Astra Microwave Products Ltd.	1,301	12,342
Astral Ltd.	868	18,409
AU Small Finance Bank Ltd.	6,071	42,051
AurionPro Solutions Ltd.	1,150	22,245
Aurobindo Pharma Ltd.	9,075	135,949
Avadh Sugar & Energy Ltd.	127	932
Avenue Supermarts Ltd.(1)	555	24,391
Axis Bank Ltd., GDR	5,745	384,727
Bajaj Auto Ltd.	1,170	125,291
Bajaj Consumer Care Ltd.	4,128	10,304
Bajaj Finance Ltd.	1,921	149,875
Bajaj Finserv Ltd.	2,090	39,188
Bajaj Hindusthan Sugar Ltd.(1)	77,381	30,853
Bajel Projects Ltd.(1)	1,643	4,888
Balaji Amines Ltd.	542	13,262
Balaji Telefilms Ltd.(1)	116	98
Balkrishna Industries Ltd.	777	25,617
Balmer Lawrie & Co. Ltd.	5,894	16,053
Balrampur Chini Mills Ltd.	7,727	53,624
Banco Products India Ltd.	328	4,507
Bandhan Bank Ltd.	18,453	36,999
Bank of Baroda	21,533	62,968
BASF India Ltd.	257	18,303
Bata India Ltd.	2,011	33,642
Bayer CropScience Ltd.	543	36,615
BEML Ltd.	1,262	63,516

Berger Paints India Ltd.	1,530	8,968
Best Agrolife Ltd.	419	3,050
BF Utilities Ltd.(1)	24	280
Bhansali Engineering Polymers Ltd.	9,937	14,963
Bharat Bijlee Ltd.	382	17,571
Bharat Electronics Ltd.	87,245	319,175
Bharat Forge Ltd.	4,819	76,194
Bharat Heavy Electricals Ltd.	26,821	80,171
Bharat Rasayan Ltd.	9	1,264
Biocon Ltd.	5,360	23,234
Birlasoft Ltd.	5,175	36,302
BLS International Services Ltd.	2,590	11,958
Blue Dart Express Ltd.	361	32,107
Blue Star Ltd.	588	12,916
Bodal Chemicals Ltd.(1)	231	202
Bombay Dyeing & Manufacturing Co. Ltd.	7,982	20,028
Brigade Enterprises Ltd.	4,498	66,367
Brightcom Group Ltd.(1)	76,861	7,368
Britannia Industries Ltd.	1,390	81,303
BSE Ltd.	3,203	177,754
Butterfly Gandhimathi Appliances Ltd.(1)	2	19
Camlin Fine Sciences Ltd.(1)	1,546	2,249
Can Fin Homes Ltd.	4,340	42,460
Cantabil Retail India Ltd.	55	150
Capacit'e Infraprojects Ltd.(1)	1,314	6,758
Caplin Point Laboratories Ltd.	162	4,221
Carborundum Universal Ltd.	2,417	41,823
Care Ratings Ltd.	319	5,733
Carysil Ltd.	145	1,309
Ceat Ltd.	1,332	48,704
Central Depository Services India Ltd.	1,574	30,662
Century Enka Ltd.	40	309
Century Plyboards India Ltd.	2,347	20,190
Cera Sanitaryware Ltd.	121	10,628
CG Power & Industrial Solutions Ltd.	1,563	13,581
Chalet Hotels Ltd.(1)	51	539
Chemcon Speciality Chemicals Ltd.(1)	474	1,364
Cholamandalam Financial Holdings Ltd.	2,238	43,307
Cholamandalam Investment & Finance Co. Ltd.	7,617	111,500
CIE Automotive India Ltd.	6,138	34,979
Cipla Ltd.	5,856	106,480
City Union Bank Ltd.	27,394	58,316
CMS Info Systems Ltd.	10,026	59,029
Cochin Shipyard Ltd.	7,236	135,588
Coffee Day Enterprises Ltd.(1)	3,695	1,280
Coforge Ltd.	442	45,610
Colgate-Palmolive India Ltd.	2,537	86,891
Computer Age Management Services Ltd.	1,121	65,660
Confidence Petroleum India Ltd.	5,136	4,583
Container Corp. of India Ltd.	2,194	21,575
Coromandel International Ltd.	3,801	80,663
Cosmo First Ltd.	289	2,682
Craftsman Automation Ltd.	399	24,147
CreditAccess Grameen Ltd.	3,548	37,969
CRISIL Ltd.	158	10,036

Crompton Greaves Consumer Electricals Ltd.	10,572	51,383
CSB Bank Ltd.(1)	1,161	4,230
Cummins India Ltd.	908	37,517
Cyient Ltd.	3,960	87,116
Dabur India Ltd.	6,110	38,182
Dalmia Bharat Sugar & Industries Ltd.	176	923
Datamatics Global Services Ltd.	138	951
DB Corp. Ltd.	3,495	12,926
DCB Bank Ltd.	4,946	7,256
DCM Shriram Ltd.	3,714	50,785
Deepak Nitrite Ltd.	1,157	37,402
DEN Networks Ltd.(1)	481	255
Devyani International Ltd.(1)	13,059	25,625
Dish TV India Ltd.(1)	43,324	5,557
Dishman Carbogen Amcis Ltd.(1)	1,053	3,060
Divi's Laboratories Ltd.	1,034	75,595
Dixon Technologies India Ltd.	309	58,011
DLF Ltd.	3,041	29,722
D-Link India Ltd.	647	4,371
Dollar Industries Ltd.	80	494
Dr. Lal PathLabs Ltd.	689	24,513
Dr. Reddy's Laboratories Ltd., ADR	5,175	73,175
Dredging Corp. of India Ltd.(1)	199	2,152
eClerx Services Ltd.	1,096	45,423
Edelweiss Financial Services Ltd.	20,359	29,737
Eicher Motors Ltd.	823	47,124
EIH Ltd.	281	1,264
Elecon Engineering Co. Ltd.	3,970	27,528
Emami Ltd.	8,380	68,014
Endurance Technologies Ltd.	461	12,840
Engineers India Ltd.	7,843	18,763
Epigral Ltd.	1,093	27,003
EPL Ltd.	9,635	29,303
Equinox India Developments Ltd.(1)	9,967	16,209
Equitas Small Finance Bank Ltd.	10,360	7,667
Escorts Kubota Ltd.	593	24,991
Eveready Industries India Ltd.	349	1,610
Everest Industries Ltd.	196	1,893
Everest Kanto Cylinder Ltd.	75	186
Excel Industries Ltd.	24	418
Exide Industries Ltd.	10,259	55,084
Fairchem Organics Ltd.	46	464
FDC Ltd.	1,017	6,174
Federal Bank Ltd.	52,251	130,690
FIEM Industries Ltd.	152	2,757
Filatex India Ltd.	31,246	24,974
Fine Organic Industries Ltd.	380	23,423
Finolex Cables Ltd.	2,440	33,262
Finolex Industries Ltd.	12,360	39,416
Firstsource Solutions Ltd.	332	1,447
Force Motors Ltd.	118	9,643
Fortis Healthcare Ltd.	3,119	24,401
Gabriel India Ltd.	5,375	28,281
Galaxy Surfactants Ltd.	65	2,164
Ganesh Housing Corp. Ltd.	109	1,636

Ganesha Ecosphere Ltd.	327	9,305
Garden Reach Shipbuilders & Engineers Ltd.	1,132	22,558
Garware Hi-Tech Films Ltd.	1,121	65,596
Gateway Distriparks Ltd.	18,865	18,492
Genus Power Infrastructures Ltd.	942	4,936
Geojit Financial Services Ltd.	339	478
GHCL Textiles Ltd.	2,488	2,847
GIC Housing Finance Ltd.	2,493	6,445
Gillette India Ltd.	188	21,869
GlaxoSmithKline Pharmaceuticals Ltd.	804	23,304
Glenmark Pharmaceuticals Ltd.	7,830	141,881
Global Health Ltd.(1)	1,681	21,424
Globus Spirits Ltd.	434	4,551
GMM Pfaudler Ltd.	1,332	19,297
GMR Airports Infrastructure Ltd.(1)	31,654	31,281
GNA Axles Ltd.	138	678
Godrej Consumer Products Ltd.	1,894	27,991
Godrej Properties Ltd.(1)	326	10,747
Gokaldas Exports Ltd.(1)	3,063	35,016
Goodluck India Ltd.	231	2,709
Greenply Industries Ltd.	546	2,193
GTL Infrastructure Ltd.(1)	37,531	937
Gufic Biosciences Ltd.	77	378
Gujarat Narmada Valley Fertilizers & Chemicals Ltd.	4,277	32,452
Gujarat Pipavav Port Ltd.	15,737	35,074
Gulf Oil Lubricants India Ltd.	862	11,307
Hathway Cable & Datacom Ltd.(1)	5,258	1,078
Havells India Ltd.	2,304	46,925
HBL Power Systems Ltd.	2,016	14,928
HCL Technologies Ltd.	13,223	290,110
HDFC Asset Management Co. Ltd.	2,165	107,981
HDFC Bank Ltd.	22,473	479,568
HDFC Life Insurance Co. Ltd.	947	7,389
HealthCare Global Enterprises Ltd.(1)	1,599	9,513
HEG Ltd.	1,380	7,241
Hero MotoCorp Ltd.	2,837	160,235
HFCL Ltd.	10,629	16,303
HG Infra Engineering Ltd.	1,134	17,922
HIL Ltd.	34	1,017
Himadri Speciality Chemical Ltd., ADR	10,303	64,464
Himatsingka Seide Ltd.	231	495
Hinduja Global Solutions Ltd.	241	1,977
Hindustan Aeronautics Ltd.	4,733	251,656
Hindustan Oil Exploration Co. Ltd.(1)	687	1,558
Hindustan Unilever Ltd.	3,966	117,276
Hindware Home Innovation Ltd.	2,181	7,437
Hitachi Energy India Ltd.	14	1,991
Honda India Power Products Ltd.	209	7,909
ICICI Bank Ltd., ADR	13,212	403,627
ICICI Lombard General Insurance Co. Ltd.	2,613	57,633
ICICI Prudential Life Insurance Co. Ltd.	1,500	12,442
ICICI Securities Ltd.	3,661	37,860
IDFC First Bank Ltd.(1)	47,954	36,443
IFCI Ltd.(1)	31,768	24,093
IIFL Finance Ltd.	9,757	48,725

IIFL Securities Ltd.	16,765	65,061
India Glycols Ltd.	1,473	22,304
IndiaMart InterMesh Ltd.	842	23,404
Indian Energy Exchange Ltd.	6,643	13,895
Indian Hotels Co. Ltd.	4,012	37,775
Indian Metals & Ferro Alloys Ltd.	35	350
Indian Railway Catering & Tourism Corp. Ltd.	1,632	15,817
Indo Count Industries Ltd.	5,999	23,111
Indo Rama Synthetics India Ltd.(1)	481	234
IndusInd Bank Ltd.	4,392	51,875
Infibeam Avenues Ltd.	10,565	3,395
Info Edge India Ltd.	416	40,726
Infosys Ltd., ADR(2)	28,067	619,439
Ingersoll Rand India Ltd.	118	6,314
Inox Wind Ltd.(1)	5,000	11,346
Insecticides India Ltd.	135	1,203
Intellect Design Arena Ltd.	1,070	9,108
IOL Chemicals & Pharmaceuticals Ltd.	258	1,133
ION Exchange India Ltd.	1,470	11,549
Ipca Laboratories Ltd.	3,384	61,915
IRB Infrastructure Developers Ltd.	31,598	20,058
ISGEC Heavy Engineering Ltd.	33	562
ITD Cementation India Ltd.	5,135	31,851
Jai Corp. Ltd.	1,548	6,729
Jain Irrigation Systems Ltd.(1)	8,727	7,484
Jammu & Kashmir Bank Ltd.	25,135	29,083
Jamna Auto Industries Ltd.	9,888	12,099
Jindal Poly Films Ltd.	165	1,708
Jio Financial Services Ltd.(1)	38,729	151,008
JK Tyre & Industries Ltd.	5,765	26,183
JM Financial Ltd.	22,621	36,612
Jubilant Foodworks Ltd.	5,388	41,182
Jubilant Pharmova Ltd.	2,735	40,079
Just Dial Ltd.(1)	227	2,979
Jyothy Labs Ltd.	831	4,141
Kansai Nerolac Paints Ltd.	169	563
Karnataka Bank Ltd.	12,516	31,488
Karur Vysya Bank Ltd.	19,881	55,823
KCP Ltd.	6,926	20,323
KEC International Ltd.	6,432	80,549
KEI Industries Ltd.	920	47,133
Kellton Tech Solutions Ltd.(1)	119	208
Kennametal India Ltd.	93	3,334
Kiri Industries Ltd.(1)	1,143	7,633
Kirloskar Brothers Ltd.	1,718	46,426
Kirloskar Ferrous Industries Ltd.	1,805	12,830
Kirloskar Oil Engines Ltd.	1,380	18,368
Kitex Garments Ltd.	301	2,652
Kolte-Patil Developers Ltd.	1,063	4,661
Kotak Mahindra Bank Ltd.	6,299	131,968
KPI Green Energy Ltd.	3,782	35,516
KPIT Technologies Ltd.	3,706	60,196
KPR Mill Ltd.	1,251	14,520
KSB Ltd.	825	8,143
LA Opala RG Ltd.	598	2,303

Laxmi Organic Industries Ltd.	5,876	18,339
Lemon Tree Hotels Ltd.(1)	409	634
LG Balakrishnan & Bros Ltd.	987	15,140
LIC Housing Finance Ltd.	11,398	86,431
Lumax Auto Technologies Ltd.	732	4,524
Lupin Ltd.	6,741	163,795
LUX Industries Ltd.	48	1,094
Maharashtra Scooters Ltd.	59	6,580
Mahindra & Mahindra Financial Services Ltd.	11,400	36,992
Mahindra & Mahindra Ltd.	7,612	268,145
Mahindra Holidays & Resorts India Ltd.(1)	1,372	6,016
Mahindra Lifespace Developers Ltd.	220	1,290
Mahindra Logistics Ltd.	1,203	5,456
Maithan Alloys Ltd.	69	872
Man Infraconstruction Ltd.	9,852	27,379
Manali Petrochemicals Ltd.	1,472	1,092
Manappuram Finance Ltd.	34,142	63,359
Marico Ltd.	4,760	36,397
Maruti Suzuki India Ltd.	1,180	155,025
MAS Financial Services Ltd.	6,171	20,304
Mastek Ltd.	113	4,253
Max Financial Services Ltd.(1)	6,710	90,242
Max Healthcare Institute Ltd.	3,221	37,430
Mayur Uniquoters Ltd.	1,297	9,179
Mazagon Dock Shipbuilders Ltd.	817	44,494
Meghmani Organics Ltd.(1)	1,526	1,759
Metropolis Healthcare Ltd.(1)	468	11,892
Minda Corp. Ltd.	5,182	30,490
Mirza International Ltd.(1)	663	306
Mishra Dhatu Nigam Ltd.	621	2,551
Mold-Tek Packaging Ltd.	61	498
Monte Carlo Fashions Ltd.	87	864
Motherson Sumi Wiring India Ltd.	35,351	26,859
Motilal Oswal Financial Services Ltd.	3,728	40,694
Mphasis Ltd.	2,700	95,465
MRF Ltd.	71	105,418
MSTC Ltd.	182	1,557
Multi Commodity Exchange of India Ltd.	1,061	77,908
Muthoot Finance Ltd.	3,898	88,682
Narayana Hrudayalaya Ltd.	2,815	42,306
Natco Pharma Ltd.	452	7,370
National Fertilizers Ltd.	712	1,035
Navkar Corp. Ltd.(1)	1,587	2,816
Navneet Education Ltd.	1,113	1,844
NELCO Ltd.	265	3,270
Nestle India Ltd.	2,500	66,179
Network18 Media & Investments Ltd.(1)	5,100	4,771
Neuland Laboratories Ltd.	535	106,086
Newgen Software Technologies Ltd.	262	3,676
NIIT Learning Systems Ltd.	4,133	22,997
NIIT Ltd.	525	1,392
Nippon Life India Asset Management Ltd.	5,016	40,808
NMDC Steel Ltd.(1)	20,713	11,314
NOCIL Ltd.	4,984	15,591
Nuvama Wealth Management Ltd.	641	49,886

Oberoi Realty Ltd.	1,342	31,967
Odigma Consultancy Solutions(1)	118	128
Olectra Greentech Ltd.	242	4,593
Omaxe Ltd.(1)	298	350
One 97 Communications Ltd.(1)	6,129	65,722
OnMobile Global Ltd.(1)	473	431
Optiemus Infracom Ltd.(1)	173	1,422
Oracle Financial Services Software Ltd.	736	102,266
Orient Electric Ltd.	7,722	21,490
Orient Paper & Industries Ltd.	2,680	1,275
Orissa Minerals Development Co. Ltd.(1)	250	23,217
Page Industries Ltd.	64	33,862
Paisalo Digital Ltd.	29,944	18,201
Panama Petrochem Ltd.	1,604	6,588
Patel Engineering Ltd.(1)	19,479	12,306
PB Fintech Ltd.(1)	1,423	32,043
PC Jeweller Ltd.(1)	3,055	5,929
PDS Ltd.	771	5,075
Pearl Global Industries Ltd.	1,597	22,900
Pennar Industries Ltd.(1)	6,469	16,030
Persistent Systems Ltd.	2,370	166,093
PG Electroplast Ltd.	560	4,809
Phoenix Mills Ltd.	242	4,757
PI Industries Ltd.	312	15,036
Pidilite Industries Ltd.	864	31,363
Piramal Enterprises Ltd.	3,005	42,251
Piramal Pharma Ltd.	956	3,046
Pitti Engineering Ltd.	2,246	38,815
PNB Housing Finance Ltd.(1)	4,528	47,894
Pokarna Ltd.	966	12,234
Polycab India Ltd.	272	23,551
Polyplex Corp. Ltd.	941	14,337
Pondy Oxides & Chemicals Ltd.	1,758	18,336
Poonawalla Fincorp Ltd.	944	3,970
Power Finance Corp. Ltd.	35,193	206,690
Power Grid Corp. of India Ltd.	59,370	231,794
Power Mech Projects Ltd.	584	19,628
Praj Industries Ltd.	5,232	51,192
Prakash Industries Ltd.	7,645	15,230
Prestige Estates Projects Ltd.	1,620	31,767
Pricol Ltd.(1)	4,033	23,166
Prince Pipes & Fittings Ltd.	312	1,579
Procter & Gamble Health Ltd.	253	15,517
PSP Projects Ltd.(1)	400	3,186
Quess Corp. Ltd.	2,051	17,153
Radico Khaitan Ltd.	822	23,957
Rajesh Exports Ltd.(1)	1,830	5,163
Rallis India Ltd.	2,626	10,355
Ramco Systems Ltd.(1)	27	133
Ramky Infrastructure Ltd.(1)	3,664	26,900
Raymond Lifestyle Ltd.(1)	1,184	28,681
Raymond Ltd.	1,481	28,850
RBL Bank Ltd.	25,148	46,268
REC Ltd.	48,600	307,159
Redington Ltd.	22,111	51,783

Redtape Ltd.(1)	663	6,423
Reliance Industrial Infrastructure Ltd.	30	418
Religare Enterprises Ltd.(1)	307	912
Repco Home Finance Ltd.	2,127	12,466
Restaurant Brands Asia Ltd.(1)	5,972	6,158
Rico Auto Industries Ltd.	5,876	6,357
RITES Ltd.	4,790	16,195
RPG Life Sciences Ltd.	383	10,063
RSWM Ltd.(1)	288	652
Rupa & Co. Ltd.	235	722
Safari Industries India Ltd.	448	13,755
Saksoft Ltd.	653	1,838
Sammaan Capital Ltd.	18,677	37,231
Samvardhana Motherson International Ltd.	61,182	118,188
Sandhar Technologies Ltd.	2,663	16,634
Sanghvi Movers Ltd.	3,320	13,032
Sanofi Consumer Healthcare India Ltd.(1)	269	15,362
Sanofi India Ltd.	269	20,372
Sansera Engineering Ltd.	2,283	43,002
Satia Industries Ltd.	1,711	2,085
Satin Creditcare Network Ltd.(1)	3,993	7,504
SBI Cards & Payment Services Ltd.	5,612	46,588
SBI Life Insurance Co. Ltd.	2,251	38,404
Schaeffler India Ltd.	291	12,364
Schneider Electric Infrastructure Ltd.(1)	344	3,384
SEAMEC Ltd.(1)	1,116	17,071
Sequent Scientific Ltd.(1)	193	465
Seshasayee Paper & Boards Ltd.	951	3,461
Shakti Pumps India Ltd.	294	2,718
Shankara Building Products Ltd.	97	769
Shanthi Gears Ltd.	393	2,436
Shipping Corp. of India Land & Assets Ltd.	3,065	2,541
Shoppers Stop Ltd.(1)	706	5,001
Shriram Finance Ltd.	7,340	262,707
Siemens Ltd.	473	42,460
Siyaram Silk Mills Ltd.	139	1,274
SKF India Ltd.	557	33,062
Sobha Ltd.	3,032	59,997
Sobha Ltd.	387	3,381
SOM Distilleries & Breweries Ltd.(1)	1,480	1,823
Sona Blw Precision Forgings Ltd.	2,884	22,989
Sonata Software Ltd.	7,642	56,720
South Indian Bank Ltd.	83,122	23,955
Southern Petrochemical Industries Corp. Ltd.	1,412	1,300
Spandana Sphoorty Financial Ltd.(1)	269	1,266
Speciality Restaurants Ltd.	716	1,296
SRF Ltd.	1,025	27,510
State Bank of India, GDR	2,243	223,305
Steel Strips Wheels Ltd.	1,280	3,076
Sterlite Technologies Ltd.(1)	1,461	2,045
Stove Kraft Ltd.	129	1,260
Strides Pharma Science Ltd.	3,755	72,828
Sudarshan Chemical Industries Ltd.	2,197	27,826
Sumitomo Chemical India Ltd.	255	1,668
Sun Pharmaceutical Industries Ltd.	9,881	208,560

Sun TV Network Ltd.	2,685	24,149
Sundaram Finance Ltd.	138	6,499
Sundram Fasteners Ltd.	1,429	19,517
Sunflag Iron & Steel Co. Ltd.(1)	4,123	10,473
Sunteck Realty Ltd.	539	3,293
Suprajit Engineering Ltd.	837	4,605
Supreme Industries Ltd.	832	45,853
Supreme Petrochem Ltd.	3,462	29,334
Suven Pharmaceuticals Ltd.(1)	2,090	32,301
Suzlon Energy Ltd.(1)	65,829	49,341
Syngene International Ltd.	1,965	21,910
Tamil Nadu Newsprint & Papers Ltd.	2,474	5,025
Tamilnad Mercantile Bank Ltd.	3,115	17,476
Tamilnadu Petroproducts Ltd.	713	684
Tanla Platforms Ltd.	1,537	12,811
Tata Communications Ltd.	1,782	37,099
Tata Consultancy Services Ltd.	6,448	326,604
Tata Consumer Products Ltd.	1,895	21,554
Tata Elxsi Ltd.	235	18,593
Tata Investment Corp. Ltd.	407	32,057
Tata Motors Ltd.	7,155	66,880
Tata Teleservices Maharashtra Ltd.(1)	1,227	1,147
TCI Express Ltd.	160	1,591
TeamLease Services Ltd.(1)	66	2,266
Tech Mahindra Ltd.	9,939	201,947
Technocraft Industries India Ltd.(1)	45	1,364
Tejas Networks Ltd.(1)	62	971
Texmaco Rail & Engineering Ltd.	4,065	10,288
Thanga Mayil Jewellery Ltd.	588	13,828
Thermax Ltd.	262	14,267
Thirumalai Chemicals Ltd.	1,582	7,048
Thomas Cook India Ltd.	9,366	23,120
Thyrocare Technologies Ltd.	317	3,763
Time Technoplast Ltd.	3,799	20,276
Titagarh Rail System Ltd.	4,175	59,846
Titan Co. Ltd.	950	36,647
Torrent Pharmaceuticals Ltd.	1,443	56,855
Tourism Finance Corp. of India Ltd.	8,500	18,170
TransIndia Real Estate Ltd.	3,177	1,407
Transport Corp. of India Ltd.	729	9,241
Trent Ltd.	985	79,392
Triveni Turbine Ltd.	2,044	18,676
TTK Prestige Ltd.	440	4,406
Tube Investments of India Ltd.	862	36,687
TV Today Network Ltd.	140	336
TVS Motor Co. Ltd.	720	20,802
TVS Srichakra Ltd.	149	6,653
Uflex Ltd.	2,610	16,577
Ugar Sugar Works Ltd.	5,572	5,051
Ujjivan Small Finance Bank Ltd.	51,179	21,648
Unichem Laboratories Ltd.(1)	1,194	11,889
Union Bank of India Ltd.	35,210	50,892
United Spirits Ltd.	3,841	69,652
UNO Minda Ltd.	1,755	21,915
UPL Ltd.	16,127	104,260

UTI Asset Management Co. Ltd.	2,128	32,780
VA Tech Wabag Ltd.(1)	485	10,324
Vaibhav Global Ltd.	295	987
Valiant Organics Ltd.(1)	107	428
Vardhman Textiles Ltd.	8,586	48,451
Varroc Engineering Ltd.(1)	1,311	8,080
Varun Beverages Ltd.	13,850	101,823
Venky's India Ltd.	65	1,353
Vinati Organics Ltd.	987	21,818
VIP Industries Ltd.	2,799	17,106
Visaka Industries Ltd.	1,090	1,210
Vishnu Chemicals Ltd.	520	2,460
VL E-Governance & IT Solutions Ltd.(1)	1,063	1,985
V-Mart Retail Ltd.(1)	618	29,029
Vodafone Idea Ltd.(1)	38,671	3,839
Voltamp Transformers Ltd.	368	44,355
Voltas Ltd.	1,433	28,188
VRL Logistics Ltd.	1,176	7,564
Welspun Corp. Ltd.	5,585	51,350
Welspun Enterprises Ltd.	4,619	29,189
Welspun Living Ltd.	11,181	20,241
Westlife Foodworld Ltd.(1)	866	7,778
Whirlpool of India Ltd.	24	526
Wipro Ltd., ADR	7,838	54,788
Wonderla Holidays Ltd.	85	836
Yes Bank Ltd.(1)	261,201	61,841
Zee Entertainment Enterprises Ltd.	13,949	21,404
Zee Media Corp. Ltd.(1)	1,302	292
Zen Technologies Ltd.	88	1,985
Zensar Technologies Ltd.	3,981	35,919
Zomato Ltd.(1)	23,644	78,685
		18,594,870
Indonesia — 1.7%
Adi Sarana Armada Tbk. PT	24,700	1,122
Aspirasi Hidup Indonesia Tbk. PT	275,400	13,401
Astra Otoparts Tbk. PT	48,000	7,005
Bank BTPN Syariah Tbk. PT	151,900	8,721
Bank Bukopin Tbk. PT(1)	53,500	186
Bank Central Asia Tbk. PT	316,600	199,921
Bank Jago Tbk. PT(1)	5,400	901
Bank Mandiri Persero Tbk. PT	634,700	246,782
Bank Negara Indonesia Persero Tbk. PT	271,600	85,477
Bank Pan Indonesia Tbk. PT(1)	80,400	9,034
Bank Pembangunan Daerah Jawa Barat Dan Banten Tbk. PT	53,200	3,156
Bank Pembangunan Daerah Jawa Timur Tbk. PT	41,400	1,424
Bank Rakyat Indonesia Persero Tbk. PT	683,400	184,104
Bank Tabungan Negara Persero Tbk. PT	186,378	15,127
BFI Finance Indonesia Tbk. PT	382,100	22,434
Blue Bird Tbk. PT	27,400	3,279
Buana Lintas Lautan Tbk. PT(1)	202,000	1,401
Bukalapak.com Tbk. PT(1)	1,846,700	14,232
Bumi Serpong Damai Tbk. PT(1)	193,500	12,204
Ciputra Development Tbk. PT	379,000	25,630
Clipan Finance Indonesia Tbk. PT(1)	215,900	4,249
Dharma Polimetal Tbk. PT	95,600	6,032

Elang Mahkota Teknologi Tbk. PT	515,200	15,816
Elnusa Tbk. PT	367,000	10,242
Erajaya Swasembada Tbk. PT	171,000	4,473
Gajah Tunggal Tbk. PT	142,900	10,242
Global Mediacom Tbk. PT(1)	309,100	3,844
GoTo Gojek Tokopedia Tbk. PT(1)	1,028,900	4,613
Indosat Tbk. PT	82,400	12,484
Industri Jamu Dan Farmasi Sido Muncul Tbk. PT	302,100	10,963
Jasa Marga Persero Tbk. PT	100,800	28,306
Kalbe Farma Tbk. PT	129,500	12,258
Kencana Energi Lestari Tbk. PT	50,900	2,056
Kino Indonesia Tbk. PT	2,700	207
Lippo Cikarang Tbk. PT(1)	14,500	554
Lippo Karawaci Tbk. PT(1)	161,800	1,093
Map Aktif Adiperkasa PT	366,600	25,446
Mark Dynamics Indonesia Tbk. PT	9,400	602
Matahari Department Store Tbk. PT	22,200	1,977
Media Nusantara Citra Tbk. PT(1)	606,200	11,482
Medikaloka Hermina Tbk. PT	141,100	13,577
Merdeka Copper Gold Tbk. PT(1)	40,000	4,665
Mitra Adiperkasa Tbk. PT	356,100	35,390
Mitra Keluarga Karyasehat Tbk. PT	45,700	7,439
Mitra Pinasthika Mustika Tbk. PT	24,800	1,549
Pakuwon Jati Tbk. PT	222,300	5,863
Panin Financial Tbk. PT(1)	351,600	9,543
Puradelta Lestari Tbk. PT	79,500	798
Samator Indo Gas Tbk. PT	15,200	1,545
Samudera Indonesia Tbk. PT	253,000	4,505
Sarana Menara Nusantara Tbk. PT	590,900	26,313
Sariguna Primatirta Tbk. PT	75,900	5,748
Steel Pipe Industry of Indonesia PT	14,200	260
Sumber Alfaria Trijaya Tbk. PT	319,200	57,377
Summarecon Agung Tbk. PT	448,100	15,145
Surya Citra Media Tbk. PT	87,600	719
Telkom Indonesia Persero Tbk. PT, ADR	6,505	111,105
Temas Tbk. PT	233,000	2,042
Tower Bersama Infrastructure Tbk. PT	29,400	3,655
Triputra Agro Persada PT	415,100	21,202
Unilever Indonesia Tbk. PT	98,800	11,637
Wijaya Karya Persero Tbk. PT(1)	127,000	2,357
XL Axiata Tbk. PT	303,800	42,620
		1,407,534
Malaysia — 1.9%
Aeon Co. M Bhd.	40,600	13,713
AEON Credit Service M Bhd.	1,000	1,521
AFFIN Bank Bhd.	27,100	17,754
Alliance Bank Malaysia Bhd.	34,600	38,233
AMMB Holdings Bhd.	61,700	74,825
Ann Joo Resources Bhd.(1)	300	54
Astro Malaysia Holdings Bhd.(1)	35,300	1,708
Axiata Group Bhd.	43,100	22,713
Bank Islam Malaysia Bhd.	21,600	13,071
Berjaya Food Bhd.	31,108	2,491
Bermaz Auto Bhd.	43,100	19,676
Bursa Malaysia Bhd.	17,600	35,090

Cahya Mata Sarawak Bhd.	36,000	9,740
Carlsberg Brewery Malaysia Bhd.	2,300	10,820
CELCOMDIGI Bhd.	44,300	35,699
CIMB Group Holdings Bhd.	68,131	126,443
Cypark Resources Bhd.(1)	24,100	4,500
D&O Green Technologies Bhd.	100	42
Dayang Enterprise Holdings Bhd.	5,400	2,527
DRB-Hicom Bhd.	28,000	6,439
Dufu Technology Corp. Bhd.	2,100	820
Eco World Development Group Bhd.	7,800	3,319
Ekovest Bhd.(1)	137,000	10,982
Fraser & Neave Holdings Bhd.	1,000	6,213
Frontken Corp. Bhd.	13,400	12,093
Gamuda Bhd.	50,557	101,451
Greatech Technology Bhd.(1)	2,200	1,021
Hartalega Holdings Bhd.	58,200	46,139
Heineken Malaysia Bhd.	2,800	15,122
Hengyuan Refining Co. Bhd.(1)	5,300	2,422
Hiap Teck Venture Bhd.	7,600	574
Hong Leong Bank Bhd.	2,500	11,638
Hong Leong Capital Bhd.	600	548
Hong Leong Financial Group Bhd.	2,800	11,640
IHH Healthcare Bhd.	13,000	21,236
Inari Amertron Bhd.	23,700	14,748
IOI Properties Group Bhd.	1,100	501
Iskandar Waterfront City Bhd.(1)	76,500	9,497
Kelington Group Bhd.	20,500	16,125
Kossan Rubber Industries Bhd.	56,000	31,303
KPJ Healthcare Bhd.	79,400	44,553
KSL Holdings Bhd.(1)	24,900	9,899
Lingkaran Trans Kota Holdings Bhd.(1)	10,400	9
Lotte Chemical Titan Holding Bhd.(1)	2,000	308
Mah Sing Group Bhd.	102,400	38,806
Malayan Banking Bhd.	30,400	69,759
Malaysia Airports Holdings Bhd.	15,300	36,492
Malaysian Pacific Industries Bhd.	3,100	16,677
Malaysian Resources Corp. Bhd.	70,200	8,309
Maxis Bhd.	30,600	23,903
MBSB Bhd.	55,700	9,340
Mieco Chipboard Bhd.(1)	700	110
Mr. DIY Group M Bhd.	30,700	12,523
My EG Services Bhd.	177,676	34,647
Nestle Malaysia Bhd.	900	19,586
Pentamaster Corp. Bhd.	1,100	831
Perak Transit Bhd.	11,250	1,861
Petron Malaysia Refining & Marketing Bhd.	500	462
Press Metal Aluminium Holdings Bhd.	18,700	19,534
Public Bank Bhd.	132,700	133,509
Ranhill Utilities Bhd.(1)	85,525	26,218
RHB Bank Bhd.	29,514	44,892
Scientex Bhd.	3,300	3,385
Shin Yang Group Bhd.	22,500	4,572
Signature International Bhd.	3,300	1,076
Sime Darby Bhd.	21,700	11,141
Sime Darby Property Bhd.	161,300	52,105

SP Setia Bhd. Group	113,300	33,981
Sunway Bhd.	3,100	3,388
Supermax Corp. Bhd.(1)	62,800	11,875
Swift Haulage Bhd.	2,100	211
Syarikat Takaful Malaysia Keluarga Bhd.	500	425
Telekom Malaysia Bhd.	20,300	29,054
TIME dotCom Bhd.	14,100	15,238
Top Glove Corp. Bhd.(1)	32,000	8,432
UEM Sunrise Bhd.	56,400	12,382
Unisem M Bhd.	5,800	3,811
UWC Bhd.(1)	5,800	3,610
Velesto Energy Bhd.	241,600	8,699
ViTrox Corp. Bhd.	3,600	2,661
VS Industry Bhd.	153,600	35,338
Westports Holdings Bhd.	2,000	1,925
		1,549,988
Mexico — 2.1%
Alsea SAB de CV	11,885	26,350
America Movil SAB de CV, ADR	8,787	130,311
Arca Continental SAB de CV	2,953	25,068
Banco del Bajio SA	37,500	78,354
Becle SAB de CV(2)	1,787	2,318
Bolsa Mexicana de Valores SAB de CV	7,213	11,325
Corp. Inmobiliaria Vesta SAB de CV	26,812	63,831
Fomento Economico Mexicano SAB de CV, ADR	845	75,534
Genomma Lab Internacional SAB de CV, Class B	29,533	39,295
Gentera SAB de CV	70,480	88,983
Grupo Aeroportuario del Centro Norte SAB de CV, ADR	1,158	75,536
Grupo Aeroportuario del Pacifico SAB de CV, ADR	751	141,173
Grupo Aeroportuario del Sureste SAB de CV, ADR	230	59,832
Grupo Bimbo SAB de CV, Series A	17,797	52,314
Grupo Comercial Chedraui SA de CV	6,423	41,721
Grupo Financiero Banorte SAB de CV, Class O	30,706	202,477
Grupo Financiero Inbursa SAB de CV, Class O(1)	24,434	57,917
Grupo Mexico SAB de CV, Series B	25,629	124,845
Grupo Televisa SAB, ADR	19,509	39,213
Kimberly-Clark de Mexico SAB de CV, A Shares	37,803	50,690
La Comer SAB de CV	8,301	13,385
Megacable Holdings SAB de CV	50,610	97,167
Nemak SAB de CV(1)(2)	118,712	10,589
Operadora De Sites Mexicanos SAB de CV(2)	12,300	8,189
Orbia Advance Corp. SAB de CV	8,800	7,910
Promotora y Operadora de Infraestructura SAB de CV	3,412	32,493
Qualitas Controladora SAB de CV	6,986	52,800
Regional SAB de CV	7,059	39,361
Wal-Mart de Mexico SAB de CV	21,171	56,244
		1,705,225
Peru — 0.3%
Credicorp Ltd.	795	147,449
Intercorp Financial Services, Inc.	1,859	51,587
Southern Copper Corp.	376	37,732
		236,768
Philippines — 0.7%
Ayala Land, Inc.	42,000	20,515
Bank of the Philippine Islands	15,378	33,727

BDO Unibank, Inc.	24,870	65,610
Century Pacific Food, Inc.	32,600	23,344
Converge Information & Communications Technology Solutions, Inc.	41,600	11,640
Globe Telecom, Inc.	421	15,092
GT Capital Holdings, Inc.	2,810	31,421
International Container Terminal Services, Inc.	13,390	84,465
Jollibee Foods Corp.	8,540	37,610
LT Group, Inc.	20,600	3,567
Manila Electric Co.	5,400	44,122
Megaworld Corp.	368,000	12,811
Metropolitan Bank & Trust Co.	52,360	68,145
Monde Nissin Corp.	22,000	3,481
PLDT, Inc., ADR	973	21,591
Puregold Price Club, Inc.	32,500	16,975
Robinsons Land Corp.	43,400	9,834
Robinsons Retail Holdings, Inc.	840	513
Security Bank Corp.	12,800	18,946
SM Investments Corp.	1,130	16,881
SM Prime Holdings, Inc.	60,600	27,312
Wilcon Depot, Inc.	20,200	4,482
		572,084
Poland — 1.1%
Alior Bank SA	3,549	79,970
Allegro.eu SA(1)	2,110	14,969
AmRest Holdings SE(1)	1,970	10,371
Asseco Poland SA	475	10,612
Bank Handlowy w Warszawie SA	66	1,399
Bank Millennium SA(1)	17,448	36,326
Bank Polska Kasa Opieki SA	2,030	67,854
Benefit Systems SA	44	28,839
Budimex SA	250	29,051
CCC SA(1)	1,626	83,338
CD Projekt SA	604	24,908
Cyfrowy Polsat SA(1)	666	2,358
Dino Polska SA(1)	314	29,899
Grupa Kety SA	533	95,169
KRUK SA	175	18,217
LPP SA	13	50,250
mBank SA(1)	188	24,628
Orange Polska SA	21,344	40,468
Pepco Group NV(1)	3,035	11,907
Powszechna Kasa Oszczednosci Bank Polski SA	5,061	69,732
Powszechny Zaklad Ubezpieczen SA	3,525	38,438
Santander Bank Polska SA	152	16,389
TEN Square Games SA(1)	24	462
Text SA	370	5,649
Warsaw Stock Exchange	116	1,233
XTB SA	3,093	53,955
		846,391
Singapore — 0.0%
Super Hi International Holding Ltd.(1)(2)	1,500	3,168
South Africa — 3.4%
Absa Group Ltd.	9,956	95,462
AECI Ltd.	4,838	24,718
Anglo American Platinum Ltd.(2)	366	12,200

Anglogold Ashanti PLC (New York)	3,850	96,019
Aspen Pharmacare Holdings Ltd.	5,676	52,345
Astral Foods Ltd.(1)	1,219	12,949
AVI Ltd.	11,059	67,575
Barloworld Ltd.	4,158	19,746
Bid Corp. Ltd.	1,751	42,702
Capitec Bank Holdings Ltd.	476	86,392
Clicks Group Ltd.	3,595	78,812
Coronation Fund Managers Ltd.	7,250	16,275
Curro Holdings Ltd.	12,198	9,043
DataTec Ltd.	7,041	17,054
Dis-Chem Pharmacies Ltd.	4,826	10,165
Discovery Ltd.	3,836	41,263
FirstRand Ltd.	34,957	149,988
Fortress Real Estate Investments Ltd., Class B	28,718	31,596
Foschini Group Ltd.	12,230	116,073
Gold Fields Ltd., ADR	9,957	144,277
Grindrod Ltd.	30,545	21,900
Impala Platinum Holdings Ltd.(1)	10,823	61,634
Investec Ltd.	3,564	25,457
JSE Ltd.	1,034	6,778
Kumba Iron Ore Ltd.	626	11,612
Life Healthcare Group Holdings Ltd.	24,861	22,977
Merafe Resources Ltd.	24,876	2,011
Momentum Group Ltd.	64,195	107,520
Mr. Price Group Ltd.	2,419	38,766
MTN Group Ltd.	16,716	75,008
MultiChoice Group(1)	6,735	40,124
Naspers Ltd., N Shares	180	40,839
Nedbank Group Ltd.	5,874	94,542
NEPI Rockcastle NV(1)	11,218	87,165
Netcare Ltd.	21,250	17,554
Ninety One Ltd.	3,606	7,428
Northam Platinum Holdings Ltd.	8,393	52,360
Oceana Group Ltd.	54	204
Old Mutual Ltd.	136,087	96,123
Omnia Holdings Ltd.	7,035	28,525
OUTsurance Group Ltd.	10,765	38,766
Pepkor Holdings Ltd.	12,142	18,030
Pick n Pay Stores Ltd.(1)(2)	7,864	13,194
PPC Ltd.	28,548	7,336
PSG Financial Services Ltd.	6,160	6,517
Raubex Group Ltd.	1,141	3,346
Remgro Ltd.	6,683	56,012
Reunert Ltd.	2,135	9,035
Sanlam Ltd.	17,068	83,595
Santam Ltd.	460	9,667
Sappi Ltd.	29,075	81,337
Shoprite Holdings Ltd.	3,257	53,647
Sibanye Stillwater Ltd., ADR(1)	14,056	57,489
SPAR Group Ltd.(1)	4,101	32,823
Standard Bank Group Ltd.	11,257	148,494
Telkom SA SOC Ltd.(1)	10,945	20,720
Tiger Brands Ltd.	2,209	31,075
Transaction Capital Ltd.(1)	1,594	228

Truworths International Ltd.	9,275	52,676
Vodacom Group Ltd.	3,824	21,642
Woolworths Holdings Ltd.	3,029	10,587
Zeda Ltd.	5,064	3,798
		2,723,195
South Korea — 11.3%
Aekyung Chemical Co. Ltd.	845	4,698
Aekyung Industrial Co. Ltd.	22	218
Agabang&Company(1)	104	330
Ahnlab, Inc.	19	816
Aju IB Investment Co. Ltd.	40	80
Alteogen, Inc.(1)	72	14,558
Amorepacific Corp.	218	16,381
AMOREPACIFIC Group	330	5,250
Asiana Airlines, Inc.(1)	798	6,152
BGF Co. Ltd.	183	469
BGF retail Co. Ltd.	248	19,282
BH Co. Ltd.	1,314	15,466
BNK Financial Group, Inc.	11,943	90,613
Boryung	641	4,690
Byucksan Corp.	247	334
C&C International Corp.(1)	137	3,938
Celltrion, Inc.	846	113,924
Chabiotech Co. Ltd.(1)	409	4,411
Cheil Worldwide, Inc.	2,238	29,225
CJ CGV Co. Ltd.(1)	3,613	14,453
CJ CheilJedang Corp.	380	72,056
CJ ENM Co. Ltd.(1)	542	25,200
CJ Logistics Corp.	168	9,882
Classys, Inc.	220	7,366
Com2uSCorp	75	2,634
Coreana Cosmetics Co. Ltd.(1)	63	104
Cosmax, Inc.	362	34,664
CosmoAM&T Co. Ltd.(1)	66	2,941
Coway Co. Ltd.	1,999	94,729
COWELL FASHION Co. Ltd.	408	589
CS Wind Corp.	247	7,126
Cuckoo Homesys Co. Ltd.	229	3,409
Daeduck Electronics Co. Ltd.	1,550	16,025
Daewoo Engineering & Construction Co. Ltd.(1)	4,420	11,713
Daewoong Co. Ltd.	334	5,087
Daewoong Pharmaceutical Co. Ltd.	35	3,089
Danal Co. Ltd.(1)	122	264
Daou Data Corp.	1,042	8,097
DB HiTek Co. Ltd.	1,435	32,619
DB Insurance Co. Ltd.	1,440	112,976
DGB Financial Group, Inc.	7,996	50,940
DI Dong Il Corp.	413	12,582
DL E&C Co. Ltd.	1,023	24,756
DL Holdings Co. Ltd.	633	15,769
DN Automotive Corp.	430	5,717
DongKook Pharmaceutical Co. Ltd.	217	2,581
Dongkuk Steel Mill Co. Ltd.	2,161	12,993
Dongwha Enterprise Co. Ltd.(1)	1,097	7,085
Dongwon Development Co. Ltd.	33	56

Doosan Bobcat, Inc.	584	16,357
Doosan Co. Ltd.	6	839
Doosan Enerbility Co. Ltd.(1)	2,829	43,198
DoubleUGames Co. Ltd.	272	10,044
Douzone Bizon Co. Ltd.	391	19,965
Dreamtech Co. Ltd.	427	2,495
Duk San Neolux Co. Ltd.(1)	113	2,025
Echo Marketing, Inc.(1)	508	3,497
Ecopro BM Co. Ltd.(1)	131	12,769
Ecopro HN Co. Ltd.	244	6,757
E-MART, Inc.	419	19,366
Eo Technics Co. Ltd.	208	17,638
Eugene Technology Co. Ltd.	90	2,175
F&F Co. Ltd.	536	20,629
Fila Holdings Corp.	1,242	36,244
FutureCore Co. Ltd.(1)	436	100
Genexine, Inc.(1)	113	474
GOLFZON Co. Ltd.	202	10,434
Gradiant Corp.	390	3,893
GS Retail Co. Ltd.	1,212	20,112
Hana Financial Group, Inc.	6,607	296,277
Hana Tour Service, Inc.	308	13,189
Handsome Co. Ltd.	153	1,645
Hanjin Transportation Co. Ltd.	134	1,827
Hankook Tire & Technology Co. Ltd.	1,912	51,823
Hanmi Semiconductor Co. Ltd.	497	27,005
Hanon Systems	5,362	15,296
Hansae Co. Ltd.	851	8,668
Hansol Chemical Co. Ltd.	234	16,883
Hansol Technics Co. Ltd.	3,836	10,824
Hanssem Co. Ltd.	340	13,171
Hanwha Galleria Corp.(1)	853	722
Hanwha General Insurance Co. Ltd.	3,225	10,155
Hanwha Investment & Securities Co. Ltd.(1)	5,168	13,111
Hanwha Life Insurance Co. Ltd.	12,413	24,058
Hanwha Solutions Corp.	1,487	17,384
Hanwha Systems Co. Ltd.	520	8,639
HD Hyundai Construction Equipment Co. Ltd.	251	11,166
HD Hyundai Electric Co. Ltd.	500	127,043
HD Hyundai Infracore Co. Ltd.(1)	2,501	13,632
HD HYUNDAI MIPO	178	16,078
HDC Hyundai Development Co-Engineering & Construction, E Shares	2,375	35,270
Helixmith Co. Ltd.(1)	119	259
Hite Jinro Co. Ltd.	950	14,255
HL Holdings Corp.	51	1,263
HL Mando Co. Ltd.	1,524	42,310
HLB, Inc.(1)	447	23,194
HMM Co. Ltd.	4,613	59,442
Hotel Shilla Co. Ltd.	819	23,283
HS Hyosung Advanced Materials Corp.	124	15,049
HS Hyosung Corp.(1)	15	350
Hugel, Inc.(1)	52	9,750
Humedix Co. Ltd.	72	1,653
Hwaseung Enterprise Co. Ltd.	36	222
HYBE Co. Ltd.	140	19,614

Hyosung Chemical Corp.(1)	3	62
Hyosung Corp.	70	2,263
Hyosung Heavy Industries Corp.	83	24,248
Hyosung TNC Corp.	147	20,462
Hyundai Autoever Corp.	70	7,068
HYUNDAI Corp.	447	6,499
Hyundai Department Store Co. Ltd.	723	24,072
Hyundai Elevator Co. Ltd.	394	15,097
Hyundai Engineering & Construction Co. Ltd.	1,173	23,115
Hyundai Futurenet Co. Ltd.	86	239
Hyundai GF Holdings	506	1,875
Hyundai Glovis Co. Ltd.	1,603	141,732
Hyundai Green Food	269	2,659
Hyundai Home Shopping Network Corp.	59	1,912
Hyundai Marine & Fire Insurance Co. Ltd.	2,673	51,053
Hyundai Motor Co.	1,840	290,010
Hyundai Rotem Co. Ltd.	1,852	67,608
Hyundai Wia Corp.	805	23,587
iMarketKorea, Inc.	319	1,910
Industrial Bank of Korea	7,233	77,277
Innocean Worldwide, Inc.	1,089	15,706
Innox Advanced Materials Co. Ltd.	492	7,612
Insun ENT Co. Ltd.(1)	304	1,131
Interflex Co. Ltd.(1)	83	524
INTOPS Co. Ltd.	605	7,935
iNtRON Biotechnology, Inc.	184	720
IS Dongseo Co. Ltd.	786	11,995
ISU Chemical Co. Ltd.(1)	305	1,457
ISU Specialty Chemical(1)	1,190	30,190
JB Financial Group Co. Ltd.	5,072	71,624
Jin Air Co. Ltd.(1)	287	2,425
Jusung Engineering Co. Ltd.	1,549	31,469
JYP Entertainment Corp.	624	34,312
K Car Co. Ltd.	629	5,954
Kakao Corp.	859	24,752
Kakao Games Corp.(1)	78	1,019
KakaoBank Corp.	670	10,767
KB Financial Group, Inc., ADR	5,992	413,029
KC Co. Ltd.	71	891
KC Tech Co. Ltd.	77	1,732
KCC Corp.	192	33,406
KCC Glass Corp.	147	4,070
KEPCO Engineering & Construction Co., Inc.	61	2,988
KG Eco Solution Co. Ltd.	1,102	4,041
KH Vatec Co. Ltd.	267	1,586
Kia Corp.	4,647	311,176
KIWOOM Securities Co. Ltd.	427	39,576
Koh Young Technology, Inc.	681	4,041
Kolmar BNH Co. Ltd.	112	1,042
Kolon Industries, Inc.	806	16,257
KONA I Co. Ltd.	292	3,025
Korea Investment Holdings Co. Ltd.	1,312	70,494
Korea Petrochemical Ind Co. Ltd.	91	5,270
Korea Real Estate Investment & Trust Co. Ltd.	1,631	1,199
Korea United Pharm, Inc.	111	1,502

Korean Air Lines Co. Ltd.	5,657	105,492
Korean Reinsurance Co.	7,597	44,238
Krafton, Inc.(1)	425	95,516
KT Corp.	1,216	42,729
KT Skylife Co. Ltd.	319	1,104
Kum Yang Co. Ltd.(1)	480	10,200
Kumho Petrochemical Co. Ltd.	492	34,980
Kumho Tire Co., Inc.(1)	5,351	18,450
LEENO Industrial, Inc.	207	23,241
LF Corp.	203	2,291
LG Display Co. Ltd., ADR(1)	21,792	73,657
LG Electronics, Inc.	2,608	168,572
LG Energy Solution Ltd.(1)	168	46,053
LG H&H Co. Ltd.	137	30,623
LG Innotek Co. Ltd.	550	64,391
LG Uplus Corp.	7,823	65,102
Lotte Chemical Corp.	357	16,566
LOTTE Fine Chemical Co. Ltd.	842	20,784
LOTTE Himart Co. Ltd.	6	32
Lotte Innovate Co. Ltd.	27	387
Lotte Rental Co. Ltd.	672	14,919
Lotte Shopping Co. Ltd.	516	21,213
Lotte Wellfood Co. Ltd.	117	9,396
LS Corp.	194	12,390
LS Electric Co. Ltd.	163	16,983
LVMC Holdings(1)	3,944	5,374
LX Hausys Ltd.	49	1,256
LX Semicon Co. Ltd.	339	13,194
Maeil Dairies Co. Ltd.	36	975
Mcnex Co. Ltd.	268	3,883
Medytox, Inc.	73	6,902
MegaStudyEdu Co. Ltd.	330	9,767
Meritz Financial Group, Inc.	2,549	187,055
Mirae Asset Securities Co. Ltd.	6,339	39,018
Myoung Shin Industrial Co. Ltd.	1,134	9,428
NAVER Corp.	749	111,493
NCSoft Corp.	178	30,412
Neowiz	668	9,441
NEPES Corp.(1)	403	1,926
Netmarble Corp.(1)	185	7,065
Nexen Tire Corp.	499	2,252
NEXTIN, Inc.	149	5,936
NH Investment & Securities Co. Ltd.	5,232	50,152
NHN Corp.	602	7,620
NHN KCP Corp.	879	4,903
NICE Holdings Co. Ltd.	243	1,939
NICE Information Service Co. Ltd.	459	3,973
OCI Co. Ltd.	117	5,222
OCI Holdings Co. Ltd.	825	35,289
Ottogi Corp.	72	21,380
Pan Ocean Co. Ltd.	9,885	24,554
Partron Co. Ltd.	1,043	5,414
Pearl Abyss Corp.(1)	43	1,230
PharmaResearch Co. Ltd.	43	6,142
PI Advanced Materials Co. Ltd.(1)	615	7,279

Pond Group Co. Ltd.(1)	235	846
Pulmuone Co. Ltd.	21	164
RFHIC Corp.	31	273
S&S Tech Corp.	167	2,721
S-1 Corp.	624	28,168
Sam Young Electronics Co. Ltd.	51	369
Samsung Biologics Co. Ltd.(1)	69	48,443
Samsung C&T Corp.	770	66,044
Samsung Electro-Mechanics Co. Ltd.	923	72,062
Samsung Electronics Co. Ltd., GDR	1,205	1,182,976
Samsung Fire & Marine Insurance Co. Ltd.	736	208,227
Samsung Heavy Industries Co. Ltd.(1)	26,619	222,524
Samsung Life Insurance Co. Ltd.	794	61,170
Samsung SDI Co. Ltd.	305	55,818
Samsung SDS Co. Ltd.	233	24,610
Samsung Securities Co. Ltd.	1,912	65,561
Samwha Capacitor Co. Ltd.	47	903
Sangsangin Co. Ltd.(1)	827	951
SD Biosensor, Inc.(1)	1,269	10,057
SeAH Steel Corp.	79	6,631
Sebang Co. Ltd.	290	2,442
Sebang Global Battery Co. Ltd.	268	13,668
Seegene, Inc.	836	14,289
Seobu T&D	1,016	4,315
Seojin System Co. Ltd.(1)	300	5,513
SFA Engineering Corp.	338	5,188
SFA Semicon Co. Ltd.(1)	644	1,496
Shinhan Financial Group Co. Ltd., ADR	7,818	301,618
Shinsegae International, Inc.	226	1,683
Shinsegae, Inc.	300	28,944
SK Bioscience Co. Ltd.(1)	159	5,385
SK Chemicals Co. Ltd.	123	3,711
SK D&D Co. Ltd.	317	1,707
SK Eternix Co. Ltd.(1)	568	5,347
SK Hynix, Inc.	4,601	537,182
SK IE Technology Co. Ltd.(1)	301	5,687
SK Networks Co. Ltd.	4,700	14,664
SK Securities Co. Ltd.	4,323	1,538
SK Telecom Co. Ltd., ADR	2,653	64,256
SKC Co. Ltd.(1)	112	8,015
SL Corp.	702	15,553
SM Entertainment Co. Ltd.	184	11,228
SNT Dynamics Co. Ltd.	963	13,612
Soop Co. Ltd.	336	26,682
Soulbrain Co. Ltd.	111	14,427
ST Pharm Co. Ltd.	36	2,281
STIC Investments, Inc.	42	250
Studio Dragon Corp.(1)	492	17,364
Sun Kwang Co. Ltd.	52	565
Sungwoo Hitech Co. Ltd.	1,622	6,143
Taewoong Co. Ltd.(1)	105	788
Taihan Electric Wire Co. Ltd.(1)	304	2,479
TES Co. Ltd.	133	1,368
TKG Huchems Co. Ltd.	432	5,740
Tongyang Life Insurance Co. Ltd.	1,401	5,864

Value Added Technology Co. Ltd.	33	483
Vidente Co. Ltd.(1)	312	—
VT Co. Ltd.(1)	864	18,185
Webzen, Inc.	98	1,062
WONIK IPS Co. Ltd.(1)	501	8,312
Wonik QnC Corp.	472	6,334
Woongjin Thinkbig Co. Ltd.(1)	2,718	3,250
Woori Financial Group, Inc.	16,534	198,522
Woori Technology Investment Co. Ltd.(1)	1,267	8,032
W-Scope Chungju Plant Co. Ltd.(1)	317	2,825
YG Entertainment, Inc.	220	7,555
Youngone Corp.	842	24,816
Youngone Holdings Co. Ltd.	241	14,899
Yuhan Corp.	193	16,017
Zinus, Inc.	262	4,051
		9,163,159
Taiwan — 22.5%
Abico Avy Co. Ltd.	10,000	8,359
Ability Enterprise Co. Ltd.	1,000	1,434
AcBel Polytech, Inc.	1,299	1,330
Accton Technology Corp.	1,000	20,419
Acer, Inc.	49,000	57,419
ACES Electronic Co. Ltd.(1)	1,000	1,586
Acon Holding, Inc.(1)	5,000	1,933
Acter Group Corp. Ltd.	4,000	38,864
Advanced International Multitech Co. Ltd.	4,000	9,087
Advanced Wireless Semiconductor Co.	1,000	3,138
Advancetek Enterprise Co. Ltd.	9,000	22,615
Advantech Co. Ltd.	1,099	11,444
Allied Supreme Corp.	1,000	9,967
Alltek Technology Corp.	1,080	1,219
Alltop Technology Co. Ltd.	1,000	8,570
Alpha Networks, Inc.	8,000	9,225
Altek Corp.	20,000	19,761
Amazing Microelectronic Corp.	3,040	8,742
Ambassador Hotel	6,000	10,463
Ampak Technology, Inc.	2,000	8,305
Ampire Co. Ltd.	1,000	1,044
AMPOC Far-East Co. Ltd.	5,000	16,160
AmTRAN Technology Co. Ltd.	25,456	15,418
Anpec Electronics Corp.	1,000	5,081
Aopen, Inc.	1,000	1,702
Apacer Technology, Inc.	1,000	1,466
Apex International Co. Ltd.(1)	7,995	10,433
Arcadyan Technology Corp.	3,000	15,371
Ardentec Corp.	15,000	24,910
Argosy Research, Inc.	1,000	4,620
ASE Technology Holding Co. Ltd., ADR	18,958	184,272
Asia Optical Co., Inc.	6,000	20,089
Asia Polymer Corp.	9,000	4,478
Asia Vital Components Co. Ltd.	6,382	128,157
ASROCK, Inc.	2,000	14,622
Asustek Computer, Inc.	10,000	182,421
AUO Corp.(1)	129,600	62,479
AURAS Technology Co. Ltd.	1,000	21,310

Avermedia Technologies	1,000	1,271
Axiomtek Co. Ltd.	4,000	13,036
Bafang Yunji International Co. Ltd.	1,000	4,547
Bank of Kaohsiung Co. Ltd.	58,834	21,044
Basso Industry Corp.	1,000	1,318
BenQ Materials Corp.	3,000	3,076
Bioteque Corp.	1,000	3,902
Bizlink Holding, Inc.	3,000	60,395
Brillian Network & Automation Integrated System Co. Ltd.	2,000	14,783
Capital Securities Corp.	21,000	14,840
Career Technology MFG. Co. Ltd.(1)	10,000	5,302
Caswell, Inc.	3,000	11,367
Catcher Technology Co. Ltd.	14,000	85,077
Cathay Financial Holding Co. Ltd.	158,611	322,673
Cenra, Inc.	1,000	1,162
Center Laboratories, Inc.(1)	2,198	3,436
Central Reinsurance Co. Ltd.	13,000	10,359
Chailease Holding Co. Ltd.	2,132	7,817
Chang Hwa Commercial Bank Ltd.	118,797	64,496
Chang Wah Electromaterials, Inc.	3,000	4,536
Chang Wah Technology Co. Ltd.	1,000	1,066
Channel Well Technology Co. Ltd.	8,000	16,083
CHC Healthcare Group	1,000	1,267
CHC Resources Corp.	5,000	10,254
Cheng Loong Corp.	18,000	12,059
Cheng Mei Materials Technology Corp.(1)	28,892	11,443
Cheng Shin Rubber Industry Co. Ltd.	55,000	85,954
Cheng Uei Precision Industry Co. Ltd.	6,000	14,823
Chenming Electronic Technology Corp.	6,000	27,315
Chicony Electronics Co. Ltd.	12,000	58,363
Chicony Power Technology Co. Ltd.	7,000	27,685
China Bills Finance Corp.	11,000	5,082
China Container Terminal Corp.	1,000	1,014
China General Plastics Corp.	3,000	1,257
China Man-Made Fiber Corp.(1)	47,000	11,875
China Metal Products	10,000	10,396
China Motor Corp.	4,000	10,443
China Steel Chemical Corp.	1,000	2,992
China Wire & Cable Co. Ltd.	1,000	1,159
Chinese Maritime Transport Ltd.	2,000	2,652
Chin-Poon Industrial Co. Ltd.	13,000	15,385
Chipbond Technology Corp.	13,000	25,884
ChipMOS Technologies, Inc.	21,000	20,812
Chlitina Holding Ltd.	1,000	3,565
Chong Hong Construction Co. Ltd.	6,000	16,596
Chroma ATE, Inc.	9,000	115,342
Chunghwa Chemical Synthesis & Biotech Co. Ltd.	1,000	1,179
Chunghwa Precision Test Tech Co. Ltd.	1,000	22,603
Chunghwa Telecom Co. Ltd., ADR	1,335	50,850
Cleanaway Co. Ltd.	2,000	11,191
Clevo Co.	10,000	17,529
CMC Magnetics Corp.	40,400	14,052
Collins Co. Ltd.	1,000	551
Compal Electronics, Inc.	60,000	68,437
Compeq Manufacturing Co. Ltd.	22,000	41,578

Concord International Securities Co. Ltd.	15,707	7,807
Concord Securities Co. Ltd.	42,000	17,705
Contrel Technology Co. Ltd.	6,000	10,432
Coremax Corp.	2,000	3,776
Coretronic Corp.	10,000	24,039
Co-Tech Development Corp.	6,000	10,974
Creative Sensor, Inc.	5,400	8,987
CSBC Corp. Taiwan(1)	1,000	514
CTBC Financial Holding Co. Ltd.	293,000	338,455
CyberPower Systems, Inc.	2,000	22,075
Da-Li Development Co. Ltd.	6,615	9,081
Darfon Electronics Corp.	6,000	9,320
Darwin Precisions Corp.(1)	1,000	412
Daxin Materials Corp.	3,000	19,013
Delpha Construction Co. Ltd.	1,000	1,275
Delta Electronics, Inc.	6,000	71,135
Depo Auto Parts Ind Co. Ltd.	6,000	44,624
Dimerco Data System Corp.	4,000	13,302
Dimerco Express Corp.	6,300	15,880
D-Link Corp.	3,000	2,018
Dynamic Holding Co. Ltd.	13,000	24,843
Dynapack International Technology Corp.	5,000	30,614
E Ink Holdings, Inc.	1,000	8,752
E.Sun Financial Holding Co. Ltd.	40,531	33,815
Eastech Holding Ltd.	6,000	24,941
Eclat Textile Co. Ltd.	1,000	16,446
Edom Technology Co. Ltd.	11,000	11,192
Elan Microelectronics Corp.	4,000	18,135
Elite Advanced Laser Corp.(1)	2,000	15,203
Elite Material Co. Ltd.	5,000	72,746
Elitegroup Computer Systems Co. Ltd.	11,000	8,080
eMemory Technology, Inc.	1,000	91,005
Emerging Display Technologies Corp.	1,000	830
Eson Precision Ind Co. Ltd.	5,000	10,712
Eternal Materials Co. Ltd.	22,850	21,061
Evergreen International Storage & Transport Corp.	26,000	24,907
Evergreen Marine Corp. Taiwan Ltd.	18,800	126,306
EVERGREEN Steel Corp.	7,000	21,365
Everlight Chemical Industrial Corp.	18,000	12,559
Everlight Electronics Co. Ltd.	7,000	16,845
Excelsior Medical Co. Ltd.	5,567	14,876
Far Eastern Department Stores Ltd.	43,000	33,448
Far Eastern International Bank	83,716	35,007
Far Eastern New Century Corp.	81,000	83,693
Far EasTone Telecommunications Co. Ltd.	20,934	58,100
Farglory F T Z Investment Holding Co. Ltd.	2,376	3,234
Farglory Land Development Co. Ltd.	4,000	8,100
Favite, Inc.(1)	5,000	8,020
Feedback Technology Corp.	1,080	4,337
Feng TAY Enterprise Co. Ltd.	1,120	4,546
First Financial Holding Co. Ltd.	126,434	106,156
First Hi-Tec Enterprise Co. Ltd.	3,000	9,279
First Steamship Co. Ltd.(1)	16,000	3,794
FIT Holding Co. Ltd.	9,000	19,483
Fitipower Integrated Technology, Inc.	1,950	14,484

FLEXium Interconnect, Inc.	12,000	24,899
Flytech Technology Co. Ltd.	5,000	12,760
FocalTech Systems Co. Ltd.	1,000	2,722
Forcecon Tech Co. Ltd.	3,085	14,328
Formosa Advanced Technologies Co. Ltd.	8,000	7,549
Formosa International Hotels Corp.	2,000	11,893
Formosa Laboratories, Inc.	2,000	4,695
Formosan Union Chemical	13,000	8,616
Foxconn Technology Co. Ltd.	29,000	72,331
Foxsemicon Integrated Technology, Inc.	2,000	19,190
Franbo Lines Corp.	1,000	584
Froch Enterprise Co. Ltd.	4,000	2,162
FSP Technology, Inc.	7,000	14,132
Fubon Financial Holding Co. Ltd.	113,144	308,316
Fulgent Sun International Holding Co. Ltd.	3,000	10,373
Fulltech Fiber Glass Corp.(1)	8,892	7,810
Fusheng Precision Co. Ltd.	5,000	48,215
G Shank Enterprise Co. Ltd.	3,176	8,505
Gamania Digital Entertainment Co. Ltd.	3,000	7,990
Gemtek Technology Corp.	15,000	16,727
General Interface Solution Holding Ltd.(1)	7,000	10,617
Genius Electronic Optical Co. Ltd.	2,000	27,626
GeoVision, Inc.	4,450	7,835
Getac Holdings Corp.	7,000	22,649
Giant Manufacturing Co. Ltd.	7,000	32,983
Gigabyte Technology Co. Ltd.	13,000	109,728
Global Brands Manufacture Ltd.	6,000	10,216
Global Mixed Mode Technology, Inc.	2,000	13,949
Globaltek Fabrication Co. Ltd.	4,000	9,596
Globalwafers Co. Ltd.	4,000	50,803
Gloria Material Technology Corp.	13,000	18,950
Gold Circuit Electronics Ltd.	8,800	50,750
Golden Long Teng Development Co. Ltd.	8,000	7,110
Gordon Auto Body Parts	1,000	1,209
Gourmet Master Co. Ltd.	2,000	5,906
Grand Fortune Securities Co. Ltd.	2,200	863
Grand Pacific Petrochemical(1)	36,352	12,853
Grand Process Technology Corp.	1,000	51,390
Grape King Bio Ltd.	4,000	19,131
Greatek Electronics, Inc.	5,000	8,765
Group Up Industrial Co. Ltd.	4,000	32,323
GTM Holdings Corp.	1,000	1,056
Hai Kwang Enterprise Corp.(1)	1,050	550
Hannstar Board Corp.	10,120	15,941
HannStar Display Corp.(1)	41,000	11,093
HannsTouch Holdings Co.(1)	12,000	3,895
Highwealth Construction Corp.	32,351	47,993
Hiroca Holdings Ltd.	1,000	900
Hitron Technology, Inc.	5,000	5,444
Hiwin Technologies Corp.	2,030	14,539
Hiyes International Co. Ltd.	3,000	16,689
Ho Tung Chemical Corp.	41,000	10,690
Hocheng Corp.	8,000	4,254
Holy Stone Enterprise Co. Ltd.	5,050	13,985
Hon Hai Precision Industry Co. Ltd.	125,000	761,210

Hong Pu Real Estate Development Co. Ltd.	10,000	9,525
Hong TAI Electric Industrial	1,000	1,069
Horizon Securities Co. Ltd.	1,060	386
Hotai Finance Co. Ltd.	7,920	20,987
Hotai Motor Co. Ltd.	5,020	95,444
HTC Corp.(1)	1,000	1,396
Hu Lane Associate, Inc.	5,125	26,238
Hua Nan Financial Holdings Co. Ltd.	123,363	99,191
Huaku Development Co. Ltd.	5,500	20,699
Huang Hsiang Construction Corp.	1,000	2,346
Hung Sheng Construction Ltd.	10,000	8,331
Hwang Chang General Contractor Co. Ltd.	23,862	54,694
Ibase Technology, Inc.	1,000	2,168
IBF Financial Holdings Co. Ltd.	35,525	16,237
Ichia Technologies, Inc.	7,000	8,976
I-Chiun Precision Industry Co. Ltd.	8,324	28,357
IEI Integration Corp.	3,000	7,340
Infortrend Technology, Inc.	6,000	6,848
Innodisk Corp.	2,079	15,177
Innolux Corp.	143,248	67,181
Inpaq Technology Co. Ltd.	5,000	12,247
Insyde Software Corp.	2,400	34,960
Integrated Service Technology, Inc.	2,000	8,891
International CSRC Investment Holdings Co.(1)	17,000	7,983
International Games System Co. Ltd.	5,000	148,938
Inventec Corp.	37,000	56,395
Iron Force Industrial Co. Ltd.	4,148	13,225
ITE Technology, Inc.	2,000	8,689
Jarllytec Co. Ltd.	1,000	6,080
Johnson Health Tech Co. Ltd.	3,000	14,633
JPC connectivity, Inc.	3,000	14,380
Kaimei Electronic Corp.	5,800	12,269
Kaori Heat Treatment Co. Ltd.	1,000	10,541
KEE TAI Properties Co. Ltd.	9,135	4,552
Kenda Rubber Industrial Co. Ltd.	2,100	1,866
Kenmec Mechanical Engineering Co. Ltd.	5,160	13,650
Kerry TJ Logistics Co. Ltd.	1,000	1,221
Keystone Microtech Corp.	1,000	9,800
Kindom Development Co. Ltd.	14,000	25,587
King Yuan Electronics Co. Ltd.	27,000	106,552
King's Town Bank Co. Ltd.	28,000	41,830
Kinik Co.	1,000	9,273
Kinpo Electronics	30,000	27,838
Kinsus Interconnect Technology Corp.	4,000	11,768
KMC Kuei Meng International, Inc.	1,000	3,835
KNH Enterprise Co. Ltd.	2,000	1,104
Ko Ja Cayman Co. Ltd.	1,000	1,469
KS Terminals, Inc.	4,000	9,655
Kuo Toong International Co. Ltd.	5,000	8,240
Kwong Lung Enterprise Co. Ltd.	1,000	1,750
Lanner Electronics, Inc.	3,180	8,844
Largan Precision Co. Ltd.	1,000	75,454
Lealea Enterprise Co. Ltd.(1)	8,320	2,359
LEE CHI Enterprises Co. Ltd.	1,000	437
Lien Hwa Industrial Holdings Corp.	2,368	4,285

Lingsen Precision Industries Ltd.(1)	25,000	13,944
Lintes Technology Co. Ltd.	2,000	10,642
Lion Travel Service Co. Ltd.	5,000	18,770
Lite-On Technology Corp.	36,000	116,142
Long Bon International Co. Ltd.(1)	17,000	10,913
Longchen Paper & Packaging Co. Ltd.(1)	11,000	4,191
Longwell Co.	5,000	11,167
Lotes Co. Ltd.	1,025	57,073
Lumax International Corp. Ltd.	7,000	23,180
Lung Yen Life Service Corp.(1)	1,000	1,542
Macroblock, Inc.	1,000	2,220
Macronix International Co. Ltd.	37,000	23,982
Makalot Industrial Co. Ltd.	8,160	80,590
Marketech International Corp.	3,000	13,681
Materials Analysis Technology, Inc.	1,051	8,343
MediaTek, Inc.	15,000	588,963
Mega Financial Holding Co. Ltd.	50,967	62,520
Mercuries Life Insurance Co. Ltd.(1)	83,000	16,921
Merida Industry Co. Ltd.	5,000	24,776
Merry Electronics Co. Ltd.	5,075	16,690
Micro-Star International Co. Ltd.	17,000	90,111
Mildef Crete, Inc.	4,000	10,527
MIN AIK Technology Co. Ltd.(1)	12,000	8,735
Mitac Holdings Corp.	17,000	44,239
MOSA Industrial Corp.(1)	12,000	8,170
Mosel Vitelic, Inc.(1)	2,000	2,131
MPI Corp.	3,000	72,795
My Humble House Hospitality Management Consulting(1)	3,000	4,671
Namchow Holdings Co. Ltd.	12,000	19,638
Nan Pao Resins Chemical Co. Ltd.	2,000	19,888
Nan Ya Printed Circuit Board Corp.	4,000	14,492
Nantex Industry Co. Ltd.	10,000	10,499
Nanya Technology Corp.(1)	17,000	17,656
Nexcom International Co. Ltd.	8,000	12,755
Nichidenbo Corp.	6,000	13,586
Nidec Chaun-Choung Technology Corp.	1,000	6,040
Nien Hsing Textile Co. Ltd.	2,000	1,283
Nien Made Enterprise Co. Ltd.	4,000	49,600
Novatek Microelectronics Corp.	9,000	135,014
Nuvoton Technology Corp.	1,000	2,805
O-Bank Co. Ltd.	20,000	6,085
Oneness Biotech Co. Ltd.(1)	143	473
Optimax Technology Corp.	8,000	7,717
Orient Semiconductor Electronics Ltd.	21,000	23,168
Oriental Union Chemical Corp.	3,000	1,501
O-TA Precision Industry Co. Ltd.	3,000	7,354
Pan Jit International, Inc.	2,000	3,160
Pan-International Industrial Corp.	9,000	10,369
Pegatron Corp.	24,000	70,105
Phison Electronics Corp.	3,000	43,026
Phoenix Silicon International Corp.	6,275	25,918
Pixart Imaging, Inc.	2,000	13,271
Planet Technology Corp.	2,000	9,800
Pou Chen Corp.	78,000	98,353
Powerchip Semiconductor Manufacturing Corp.(1)	59,000	31,024

Powertech Technology, Inc.	18,000	68,474
Poya International Co. Ltd.	1,020	15,066
President Chain Store Corp.	8,000	66,676
President Securities Corp.	30,000	24,529
Primax Electronics Ltd.	10,000	24,396
Prince Housing & Development Corp.	31,000	10,329
Promate Electronic Co. Ltd.	1,000	2,641
Prosperity Dielectrics Co. Ltd.	7,000	9,531
Qisda Corp.	15,000	17,119
Quanta Computer, Inc.	18,000	163,637
Quanta Storage, Inc.	9,000	26,668
Quintain Steel Co. Ltd.(1)	21,327	7,610
Radiant Opto-Electronics Corp.	15,000	88,436
Radium Life Tech Co. Ltd.(1)	31,000	10,146
Realtek Semiconductor Corp.	4,000	59,100
Rechi Precision Co. Ltd.	13,000	10,697
Rexon Industrial Corp. Ltd.	1,000	970
Rich Development Co. Ltd.	33,990	10,419
Ritek Corp.(1)	27,000	12,589
Rodex Fasteners Corp.	1,000	1,182
Roo Hsing Co. Ltd.(1)	1,000	98
Ruentex Development Co. Ltd.	4,050	5,618
Ruentex Industries Ltd.	18,000	43,079
San Far Property Ltd.	8,000	6,279
Sanyang Motor Co. Ltd.	10,000	21,930
Savior Lifetec Corp.	5,000	3,200
Scientech Corp.	1,000	12,905
ScinoPharm Taiwan Ltd.	1,000	723
SDI Corp.	1,000	3,166
Sercomm Corp.	8,000	26,977
Shanghai Commercial & Savings Bank Ltd.	45,905	55,641
Sharehope Medicine Co. Ltd.	1,092	968
Sheng Yu Steel Co. Ltd.	1,000	768
ShenMao Technology, Inc.	4,000	7,852
Shih Wei Navigation Co. Ltd.(1)	8,000	4,370
Shin Foong Specialty & Applied Materials Co. Ltd.(1)	1,000	1,895
Shin Kong Financial Holding Co. Ltd.(1)	434,203	155,041
Shin Zu Shing Co. Ltd.	4,127	24,763
Shinkong Insurance Co. Ltd.	12,000	37,047
Shinkong Synthetic Fibers Corp.	25,000	12,419
Shiny Chemical Industrial Co. Ltd.	3,000	15,393
Simplo Technology Co. Ltd.	4,000	46,666
Sinbon Electronics Co. Ltd.	4,000	31,578
Sino-American Silicon Products, Inc.	9,000	42,755
Sinon Corp.	11,000	15,354
SinoPac Financial Holdings Co. Ltd.	224,171	161,148
Sinphar Pharmaceutical Co. Ltd.	1,080	1,027
Sitronix Technology Corp.	3,000	19,209
Siward Crystal Technology Co. Ltd.	3,000	2,500
Soft-World International Corp.	4,000	15,930
Solar Applied Materials Technology Corp.	1,000	1,855
Solomon Technology Corp.	2,000	8,828
Sonix Technology Co. Ltd.	1,000	1,292
Sporton International, Inc.	1,050	6,607
Sports Gear Co. Ltd.	1,000	4,275

St. Shine Optical Co. Ltd.	1,000	6,913
Standard Foods Corp.	19,000	21,993
Stark Technology, Inc.	4,000	15,667
Sunonwealth Electric Machine Industry Co. Ltd.	5,000	15,476
Sunplus Innovation Technology, Inc.	2,000	9,446
Sunrex Technology Corp.	2,000	3,923
Supreme Electronics Co. Ltd.	16,843	33,503
Symtek Automation Asia Co. Ltd.	2,080	13,684
Syncmold Enterprise Corp.	5,000	14,087
Synnex Technology International Corp.	24,000	56,150
Systex Corp.	4,000	15,921
T3EX Global Holdings Corp.	1,000	2,430
TAI Roun Products Co. Ltd.	1,000	526
Taichung Commercial Bank Co. Ltd.	109,370	63,307
TaiDoc Technology Corp.	2,000	9,100
Tainan Spinning Co. Ltd.	29,000	13,628
Tai-Saw Technology Co. Ltd.	1,000	766
Taishin Financial Holding Co. Ltd.	178,785	94,393
Taisun Enterprise Co. Ltd.(1)	1,000	653
Taita Chemical Co. Ltd.	1,050	524
TAI-TECH Advanced Electronics Co. Ltd.	3,000	11,024
Taiwan Business Bank	170,124	77,718
Taiwan Cooperative Financial Holding Co. Ltd.	35,362	27,169
Taiwan FU Hsing Industrial Co. Ltd.	12,000	19,792
Taiwan Glass Industry Corp.(1)	5,000	3,121
Taiwan High Speed Rail Corp.	41,000	35,751
Taiwan Hon Chuan Enterprise Co. Ltd.	10,222	46,419
Taiwan Hopax Chemicals Manufacturing Co. Ltd.	9,000	11,289
Taiwan Mobile Co. Ltd.	3,000	10,452
Taiwan Navigation Co. Ltd.	4,000	3,834
Taiwan Paiho Ltd.	6,000	14,429
Taiwan PCB Techvest Co. Ltd.	6,000	6,941
Taiwan Sakura Corp.	4,000	10,443
Taiwan Secom Co. Ltd.	1,000	3,975
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	25,147	4,643,645
Taiwan Steel Union Co. Ltd.	1,000	3,432
Taiwan Styrene Monomer(1)	1,000	353
Taiwan Surface Mounting Technology Corp.	7,000	22,449
Taiwan TEA Corp.(1)	9,000	5,727
Taiwan Union Technology Corp.	6,000	31,977
Tatung Co. Ltd.(1)	17,000	24,887
Tatung System Technologies, Inc.	4,000	11,144
TCI Co. Ltd.	3,000	11,632
Team Group, Inc.(1)	3,000	8,005
Teco Electric & Machinery Co. Ltd.	28,000	45,980
Test Research, Inc.	5,000	20,186
Tex-Ray Industrial Co. Ltd.(1)	1,000	333
Thinking Electronic Industrial Co. Ltd.	1,000	4,776
Thye Ming Industrial Co. Ltd.	6,000	12,043
Ton Yi Industrial Corp.	17,000	8,225
Tong Hsing Electronic Industries Ltd.	3,770	15,075
Tong Yang Industry Co. Ltd.	7,000	25,691
Tong-Tai Machine & Tool Co. Ltd.	15,000	15,151
Topco Scientific Co. Ltd.	3,086	28,290
Topkey Corp.	2,000	12,121

Topoint Technology Co. Ltd.	9,000	9,204
TPK Holding Co. Ltd.(1)	14,000	17,982
Transcend Information, Inc.	6,000	17,004
Tripod Technology Corp.	7,000	41,051
Tsann Kuen Enterprise Co. Ltd.	4,000	3,890
TSRC Corp.	13,000	9,174
TTY Biopharm Co. Ltd.	1,000	2,329
Tung Ho Steel Enterprise Corp.	12,000	26,134
Tung Thih Electronic Co. Ltd.	1,100	3,403
TXC Corp.	6,000	19,508
TYC Brother Industrial Co. Ltd.	7,000	14,060
Tycoons Group Enterprise	702	200
Tyntek Corp.	1,000	773
TZE Shin International Co. Ltd.	1,100	757
UDE Corp.	4,000	10,286
Unimicron Technology Corp.	19,000	88,129
Union Bank of Taiwan	33,474	15,869
Uni-President Enterprises Corp.	87,000	227,178
Unitech Printed Circuit Board Corp.(1)	3,000	2,909
United Microelectronics Corp.	137,000	185,865
United Orthopedic Corp.	3,000	9,115
United Renewable Energy Co. Ltd.(1)	3,000	995
Univacco Technology, Inc.	6,000	10,623
Universal Cement Corp.	10,200	9,211
UPC Technology Corp.	26,000	8,553
USI Corp.	15,000	5,929
Utechzone Co. Ltd.	1,000	3,763
UVAT Technology Co. Ltd.	3,000	8,991
Vanguard International Semiconductor Corp.	17,464	48,487
Ventec International Group Co. Ltd.	2,000	4,315
VIA Labs, Inc.	2,000	8,211
Voltronic Power Technology Corp.	1,000	56,986
Wafer Works Corp.	1,000	904
Wah Lee Industrial Corp.	1,000	3,771
Walsin Lihwa Corp.	38,419	30,976
Walsin Technology Corp.	5,000	14,623
Walton Advanced Engineering, Inc.	1,000	475
Wan Hai Lines Ltd.	23,150	59,529
We & Win Development Co. Ltd.(1)	1,000	442
Weikeng Industrial Co. Ltd.	14,000	15,265
Win Semiconductors Corp.(1)	1,000	3,602
Winbond Electronics Corp.(1)	41,228	20,515
Winstek Semiconductor Co. Ltd.	2,000	6,250
Wisdom Marine Lines Co. Ltd.	10,000	23,033
Wistron Corp.	33,000	116,498
Wistron NeWeb Corp.	1,071	3,847
WITS Corp.	2,131	7,300
Wiwynn Corp.	2,000	120,686
Wowprime Corp.	4,398	31,387
WPG Holdings Ltd.	7,000	15,254
WT Microelectronics Co. Ltd.	4,395	14,973
WUS Printed Circuit Co. Ltd.	7,000	11,108
XinTec, Inc.	4,000	23,872
Xxentria Technology Materials Corp.	5,450	9,473
Yageo Corp.	949	15,156

Yang Ming Marine Transport Corp.	49,000	111,048
Yem Chio Co. Ltd.	2,000	1,113
Yeong Guan Energy Technology Group Co. Ltd.(1)	1,000	1,235
YFY, Inc.	24,000	22,604
Young Fast Optoelectronics Co. Ltd.	6,000	13,284
Youngtek Electronics Corp.	6,000	11,609
Yuanta Financial Holding Co. Ltd.	140,083	143,954
Yulon Finance Corp.	7,477	27,163
Yulon Motor Co. Ltd.	17,952	30,954
Zenitron Corp.	11,000	10,534
Zhen Ding Technology Holding Ltd.	18,000	64,037
Zippy Technology Corp.	12,000	24,516
Zyxel Group Corp.	6,898	8,441
		18,166,766
Thailand — 1.9%
AAPICO Hitech PCL, NVDR	8,300	4,363
Advanced Info Service PCL, NVDR	13,100	109,008
Advanced Information Technology PCL, NVDR	37,400	4,711
AEON Thana Sinsap Thailand PCL, NVDR	3,200	11,533
Airports of Thailand PCL, NVDR	12,700	22,544
AP Thailand PCL, NVDR	48,300	12,205
Asia Plus Group Holdings PCL, NVDR	9,400	670
Asset World Corp. PCL, NVDR	40,700	4,241
Bangkok Aviation Fuel Services PCL, NVDR	3,000	1,113
Bangkok Chain Hospital PCL, NVDR	38,700	18,737
Bangkok Dusit Medical Services PCL, NVDR	98,000	72,231
Bangkok Expressway & Metro PCL, NVDR	97,900	20,851
Bangkok Life Assurance PCL, NVDR	6,700	4,029
BCPG PCL, NVDR	46,600	7,682
BEC World PCL, NVDR	16,800	1,951
Berli Jucker PCL, NVDR	3,900	2,690
BTS Group Holdings PCL, NVDR(1)	75,500	12,247
Bumrungrad Hospital PCL, NVDR	7,000	42,552
Cal-Comp Electronics Thailand PCL, NVDR	291,900	71,016
Carabao Group PCL, NVDR	12,600	28,259
Central Pattana PCL, NVDR	37,300	65,479
Central Plaza Hotel PCL, NVDR	9,100	10,045
Central Retail Corp. PCL, NVDR	34,200	33,554
Charoen Pokphand Foods PCL, NVDR	29,400	20,538
Chularat Hospital PCL, NVDR	126,800	9,773
Com7 PCL, NVDR	30,400	23,574
Country Group Holdings PCL, NVDR(1)	25,700	509
CP ALL PCL, NVDR	20,600	36,855
CP Axtra PCL, NVDR	23,062	23,366
Delta Electronics Thailand PCL, NVDR	14,000	61,786
Ditto Thailand PCL, NVDR	2,580	1,222
Dohome PCL, NVDR	1,424	420
Eastern Water Resources Development & Management PCL, NVDR	1,400	121
Erawan Group PCL, NVDR	133,000	15,532
Forth Corp. PCL, NVDR	1,500	496
G J Steel PCL, NVDR(1)	186,900	878
GFPT PCL, NVDR	9,500	2,940
Gunkul Engineering PCL, NVDR	113,600	7,761
Hana Microelectronics PCL, NVDR	12,300	9,846
Home Product Center PCL, NVDR	75,200	20,769

Humanica PCL, NVDR	1,500	397
Indorama Ventures PCL, NVDR	21,900	15,985
Interlink Communication PCL, NVDR	5,400	923
Intouch Holdings PCL, NVDR	12,500	34,696
Jasmine International PCL, NVDR	4,424	300
Jaymart Group Holdings PCL, NVDR	22,800	9,433
JMT Network Services PCL, NVDR	3,700	2,094
Kasikornbank PCL, NVDR	10,500	46,133
KCE Electronics PCL, NVDR	6,600	4,886
KGI Securities Thailand PCL, NVDR	16,700	2,047
Kiatnakin Phatra Bank PCL, NVDR	5,400	7,880
Krung Thai Bank PCL, NVDR	52,700	30,798
Krungthai Card PCL, NVDR	15,700	21,466
Land & Houses PCL, NVDR	180,900	28,537
LPN Development PCL, NVDR	3,900	323
Major Cineplex Group PCL, NVDR	44,800	18,941
MBK PCL, NVDR	16,600	9,161
MC Group PCL, NVDR	14,300	4,509
MCS Steel PCL, NVDR	8,200	1,701
Mega Lifesciences PCL, NVDR	7,400	7,601
Minor International PCL, NVDR	79,900	62,466
MK Restaurants Group PCL, NVDR	4,900	3,541
Muangthai Capital PCL, NVDR	18,300	26,380
Ngern Tid Lor PCL, NVDR	34,844	18,155
Nusasiri PCL, NVDR(1)	13,000	80
Origin Property PCL, NVDR	3,800	457
Osotspa PCL, NVDR	8,300	5,240
Plan B Media PCL, NVDR	41,100	8,704
Polyplex Thailand PCL, NVDR	4,800	1,781
POSCO-Thainox PCL, NVDR(1)	11,500	168
Praram 9 Hospital PCL, NVDR	15,500	11,633
Pruksa Holding PCL, NVDR	24,400	6,021
Quality Houses PCL, NVDR	200,900	10,552
Rajthanee Hospital PCL, NVDR	4,800	3,107
Ramkhamhaeng Hospital PCL, NVDR	3,200	2,173
Ratchthani Leasing PCL, NVDR	53,570	2,674
RS PCL, NVDR(1)	8,360	1,390
S Hotels & Resorts PCL, NVDR	19,200	1,243
S Kijchai Enterprise PCL, R Shares, NVDR	8,900	1,340
Sabina PCL, NVDR	10,600	6,492
Sansiri PCL, NVDR	277,500	14,559
Sappe PCL, NVDR	3,000	6,968
SC Asset Corp. PCL, NVDR	34,900	2,935
SCB X PCL, NVDR	4,000	13,365
Sena Development PCL, NVDR	1,700	111
Sermsang Power Corp. Co. Ltd., NVDR	31,097	5,083
Siam Global House PCL, NVDR	37,306	17,470
SISB PCL, NVDR	7,400	6,749
Somboon Advance Technology PCL, NVDR	9,000	2,862
Sri Trang Agro-Industry PCL, NVDR	33,000	17,762
Srisawad Corp. PCL, NVDR	13,420	16,029
Srithai Superware PCL, NVDR	70,300	2,689
STP & I PCL, NVDR(1)	20,800	2,091
Supalai PCL, NVDR	49,000	27,216
Super Energy Corp. PCL, NVDR(1)	400,500	3,147

Tata Steel Thailand PCL, NVDR(1)	5,000	105
Thai Union Group PCL, NVDR	71,700	28,691
Thai Vegetable Oil PCL, NVDR	1,240	828
Thai Wah PCL, NVDR	13,900	1,207
Thaicom PCL, NVDR	32,700	12,347
Thanachart Capital PCL, NVDR	5,200	7,437
Thonburi Healthcare Group PCL, NVDR	11,700	5,742
Tisco Financial Group PCL, NVDR	4,100	11,539
TKS Technologies PCL, NVDR	5,900	1,143
TMBThanachart Bank PCL, NVDR	433,000	22,264
TOA Paint Thailand PCL, NVDR	6,700	2,796
True Corp. PCL, NVDR(1)	124,809	40,498
TTW PCL, NVDR	6,800	1,785
VGI PCL, NVDR(1)	53,300	4,403
WHA Corp. PCL, NVDR	87,700	14,593
Workpoint Entertainment PCL, NVDR	200	45
Xspring Capital PCL, NVDR(1)	15,200	422
		1,514,386
Turkey — 1.0%
Akbank TAS	40,781	71,602
Akfen Yenilenebilir Enerji AS(1)	31,571	16,894
Aksigorta AS(1)	5,559	1,068
Alarko Holding AS	3,021	8,383
Albaraka Turk Katilim Bankasi AS(1)	99,822	17,865
Alkim Alkali Kimya AS(1)	1,111	1,068
Anadolu Anonim Turk Sigorta Sirketi(1)	7,127	19,287
Anadolu Efes Biracilik Ve Malt Sanayii AS	3,185	18,327
Aselsan Elektronik Sanayi Ve Ticaret AS	6,837	13,705
BIM Birlesik Magazalar AS	4,988	68,180
Bogazici Beton Sanayi Ve Ticaret AS	469	288
Brisa Bridgestone Sabanci Sanayi ve Ticaret AS	374	1,070
Bursa Cimento Fabrikasi AS	23,060	5,087
Cemas Dokum Sanayi AS(1)	39,306	3,861
Coca-Cola Icecek AS	8,719	13,389
Dogus Otomotiv Servis ve Ticaret AS	1,893	11,669
EGE Gubre Sanayii AS	365	607
EGE Seramik Sanayi ve Ticaret AS(1)	2,218	240
Enerjisa Enerji AS	1,800	3,250
Esenboga Elektrik Uretim AS(1)	1,710	1,007
Europap Tezol Kagit Sanayi VE Ticaret AS	1,366	663
Fenerbahce Futbol AS(1)	59	176
Ford Otomotiv Sanayi AS	614	17,121
Galata Wind Enerji AS	2,150	1,562
Goltas Goller Bolgesi Cimento Sanayi ve Ticaret AS	857	12,057
Goodyear Lastikleri TAS(1)	1,153	519
Gozde Girisim Sermayesi Yatirim Ortakligi AS(1)	13,789	10,465
GSD Holding AS(1)	17,144	1,948
Indeks Bilgisayar Sistemleri Muhendislik Sanayi ve Ticaret AS	15,753	3,107
Is Finansal Kiralama AS(1)	7,445	2,420
Is Yatirim Menkul Degerler AS	18,169	21,341
Isiklar Enerji ve Yapi Holding AS(1)	36,190	12,436
Jantsa Jant Sanayi Ve Ticaret AS	983	762
Karsan Otomotiv Sanayii Ve Ticaret AS(1)	1,292	482
Konya Kagit Sanayi VE Ticaret AS(1)	572	663
Kordsa Teknik Tekstil AS(1)	274	568

Logo Yazilim Sanayi Ve Ticaret AS	393	1,286
Mavi Giyim Sanayi Ve Ticaret AS, B Shares	8,276	19,775
MLP Saglik Hizmetleri AS(1)	2,359	27,137
Naturel Yenilenebilir Enerji Ticaret AS(1)	1,075	1,523
Netas Telekomunikasyon AS(1)	592	1,246
Parsan Makina Parcalari Sanayii AS(1)	90	228
Penta Teknoloji Urunleri Dagitim Ticaret AS(1)	576	249
Petkim Petrokimya Holding AS(1)	12,528	6,638
Polisan Holding AS	2,924	884
Qua Granite Hayal(1)	10,516	849
Sasa Polyester Sanayi AS(1)	29,248	3,417
Sekerbank Turk AS	27,043	3,631
Selcuk Ecza Deposu Ticaret ve Sanayi AS	4,906	11,383
Sok Marketler Ticaret AS	7,077	8,388
TAV Havalimanlari Holding AS(1)	2,780	21,972
Tekfen Holding AS(1)	5,441	12,895
Teknosa Ic Ve Dis Ticaret AS(1)	513	452
Tofas Turk Otomobil Fabrikasi AS	1,463	8,358
Turcas Petrol AS(1)	873	592
Turk Traktor ve Ziraat Makineleri AS	802	17,978
Turkcell Iletisim Hizmetleri AS, ADR	7,219	47,862
Turkiye Halk Bankasi AS(1)	10,380	4,869
Turkiye Is Bankasi AS, C Shares	133,141	52,397
Turkiye Sigorta AS	26,650	10,089
Turkiye Sinai Kalkinma Bankasi AS(1)	50,305	18,419
Turkiye Vakiflar Bankasi TAO, D Shares(1)	29,123	19,476
Usak Seramik Sanayii AS(1)	44,302	13,868
Vakif Finansal Kiralama AS(1)	80,853	3,875
Vakko Tekstil ve Hazir Giyim Sanayi Isletmeleri AS	6,403	16,113
Vestel Beyaz Esya Sanayi ve Ticaret AS	20,879	10,287
Vestel Elektronik Sanayi ve Ticaret AS(1)	6,109	11,271
Yapi ve Kredi Bankasi AS	66,484	56,891
Yunsa Yunlu Sanayi VE Ticare AS	14,664	2,718
		780,153
United States — 0.3%
Coupang, Inc.(1)	9,265	234,960
TOTAL COMMON STOCKS (Cost $69,289,114)		81,543,192
RIGHTS — 0.0%
Brazil — 0.0%
Grupo Mateus SA(1)	124	2
Hidrovias do Brasil SA(1)	11,197	19
		21
India — 0.0%
UPL Ltd.(1)	2,015	4,412
South Korea — 0.0%
Ecopro HN Co. Ltd.(1)	72	—
TOTAL RIGHTS (Cost $—)		4,433
WARRANTS — 0.0%
Brazil — 0.0%
Marisa Lojas SA(1)	1,657	61
Malaysia — 0.0%
Eco World Development Group Bhd.(1)	360	55
VS Industry Bhd.(1)	15,360	501
		556

Thailand — 0.0%
Better World Green PCL, NVDR(1)	14,783	17
Buriram Sugar PCL, NVDR(1)	950	9
Jasmine International PCL, NVDR(1)	2,212	41
Kiatnakin Phatra Bank PCL, NVDR(1)	450	17
Nusasiri PCL, NVDR(1)	2,600	2
Roctec Global PCL, NVDR(1)	5,800	12
RS PCL, NVDR(1)	418	55
TEAM Consulting Engineering & Management PCL, NVDR(1)	3,120	24
VGI PCL, NVDR(1)	5,330	216
		393
TOTAL WARRANTS (Cost $—)		1,010
SHORT-TERM INVESTMENTS — 1.1%
Money Market Funds — 1.1%
State Street Institutional U.S. Government Money Market Fund, Premier Class	79,133	79,133
State Street Navigator Securities Lending Government Money Market Portfolio(3)	849,289	849,289
TOTAL SHORT-TERM INVESTMENTS (Cost $928,422)		928,422
TOTAL INVESTMENT SECURITIES — 102.1% (Cost $70,217,536)		82,477,057
OTHER ASSETS AND LIABILITIES — (2.1)%		(1,711,785)
TOTAL NET ASSETS — 100.0%		$80,765,272

MARKET SECTOR DIVERSIFICATION
(as a % of net assets)
Financials	26.0%
Information Technology	21.6%
Consumer Discretionary	17.3%
Industrials	9.9%
Communication Services	7.9%
Materials	4.6%
Health Care	4.5%
Consumer Staples	4.4%
Real Estate	3.0%
Utilities	1.7%
Energy	0.1%
Short-Term Investments	1.1%
Other Assets and Liabilities	(2.1)%

NOTES TO SCHEDULE OF INVESTMENTS
ADR	–	American Depositary Receipt
GDR	–	Global Depositary Receipt
NVDR	–	Non-Voting Depositary Receipt
(1)Non-income producing.
(2)Security, or a portion thereof, is on loan. At the period end, the aggregate value of securities on loan was $1,912,315. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(3)Investment of cash collateral from securities on loan. At the period end, the aggregate value of the collateral held by the fund was $1,987,345, which includes securities collateral of $1,138,056.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value (NAV) per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The value of investments of the fund is determined by American Century Investment Management, Inc. (ACIM) (the investment advisor), as the valuation designee, pursuant to its valuation policies and procedures. The Board of Trustees oversees the valuation designee and reviews its valuation policies and procedures at least annually.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price.

Open-end management investment companies are valued at the reported NAV per share.

If the valuation designee determines that the market price for a portfolio security is not readily available or is believed by the valuation designee to be unreliable, such security is valued at fair value as determined in good faith by the valuation designee, in accordance with its policies and procedures. Circumstances that may cause the fund to determine that market quotations are not available or reliable include, but are not limited to: when there is a significant event subsequent to the market quotation; trading in a security has been halted during the trading day; or trading in a security is insufficient or did not take place due to a closure or holiday.

The valuation designee monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s NAV per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; regulatory news, governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The valuation designee also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that it deems appropriate. The valuation designee may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

2. Fair Value Measurements

The fund's investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund's portfolio holdings.

	Level 1	Level 2	Level 3
Assets
Investment Securities
Common Stocks
Brazil	$1,134,788	$2,056,911	—
Chile	80,100	347,559	—
China	4,448,713	14,928,059	—
Colombia	29,855	62,168	—
India	1,151,029	17,443,841	—
Indonesia	111,105	1,296,429	—
Mexico	521,599	1,183,626	—
Peru	236,768	—	—
Philippines	21,591	550,493	—
South Africa	297,785	2,425,410	—
South Korea	852,560	8,310,599	—
Taiwan	4,878,767	13,287,999	—
Turkey	47,862	732,291	—
United States	234,960	—	—
Other Countries	—	4,870,325	—
Rights	—	4,433	—
Warrants	—	1,010	—
Short-Term Investments	928,422	—	—
	$14,975,904	$67,501,153	—
This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.